UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  800-643-9691


                      Date of fiscal year end: May 31, 2008

                   Date of reporting period: February 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 99.45%

US TREASURY BONDS: 52.11%
$  2,857,809  US TREASURY BOND - INFLATION PROTECTED<<&                                 1.63%        01/15/2018     $    2,997,350
   2,907,946  US TREASURY BOND - INFLATION PROTECTED<<&                                 1.75         01/15/2028          2,915,443
   6,674,400  US TREASURY BOND - INFLATION PROTECTED<<&                                 1.88         07/15/2015          7,190,104
   7,555,971  US TREASURY BOND - INFLATION PROTECTED<<&                                 2.00         07/15/2014          8,218,297
   6,514,514  US TREASURY BOND - INFLATION PROTECTED<<&                                 2.00         01/15/2016          7,060,612
   6,609,770  US TREASURY BOND - INFLATION PROTECTED&                                   2.00         01/15/2026          6,876,224
   5,583,405  US TREASURY BOND - INFLATION PROTECTED&                                   2.38         01/15/2017          6,230,292
   9,913,033  US TREASURY BOND - INFLATION PROTECTED<<&                                 2.38         01/15/2025         10,857,091
   5,135,482  US TREASURY BOND - INFLATION PROTECTED<<&                                 2.38         01/15/2027          5,661,869
   5,224,953  US TREASURY BOND - INFLATION PROTECTED<<&                                 2.63         07/15/2017          5,961,348
   2,011,933  US TREASURY BOND - INFLATION PROTECTED<<&                                 3.38         04/15/2032          2,685,303
   6,708,354  US TREASURY BOND - INFLATION PROTECTED<<&                                 3.63         04/15/2028          8,839,302
   7,590,429  US TREASURY BOND - INFLATION PROTECTED<<&                                 3.88         04/15/2029         10,418,456

                                                                                                                        85,911,691
                                                                                                                    --------------
US TREASURY NOTES: 47.34%
  10,595,253  US TREASURY NOTE - INFLATION PROTECTED<<&                                 0.88         04/15/2010         10,908,141
   7,244,554  US TREASURY NOTE - INFLATION PROTECTED&                                   1.63         01/15/2015          7,669,606
   7,909,170  US TREASURY NOTE - INFLATION PROTECTED&                                   1.88         07/15/2013          8,562,293
   5,274,497  US TREASURY NOTE - INFLATION PROTECTED<<&                                 2.00         04/15/2012          5,707,997
   8,333,477  US TREASURY NOTE - INFLATION PROTECTED<<&                                 2.00         01/15/2014          9,045,731
   6,588,291  US TREASURY NOTE - INFLATION PROTECTED<<&                                 2.38         04/15/2011          7,125,645
   8,475,090  US TREASURY NOTE - INFLATION PROTECTED<<&                                 2.50         07/15/2016          7,078,921
   8,856,093  US TREASURY NOTE - INFLATION PROTECTED&                                   3.00         07/15/2012         10,001,159
   2,271,475  US TREASURY NOTE - INFLATION PROTECTED&                                   3.38         01/15/2012          2,577,416
   4,363,233  US TREASURY NOTE - INFLATION PROTECTED<<&                                 3.50         01/15/2011          4,854,777
   4,126,590  US TREASURY NOTE - INFLATION PROTECTED&                                   4.25         01/15/2010          4,509,589

                                                                                                                        78,041,275
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $152,573,139)                                                                       163,952,966
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 48.82%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.90%
     108,609  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  108,609
   1,676,823  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  1,676,823
   1,341,458  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     1,341,458

                                                                                                                         3,126,890
                                                                                                                    --------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 46.92%
     228,048  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008            227,711
     536,583  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008            535,640
     670,729  APRECO LLC                                                                3.20         03/10/2008            670,193
     315,243  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008            314,751
   1,006,094  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008          1,004,627
   4,024,375  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,025,458)                                               3.23         03/03/2008          4,024,375
   1,676,823  BASF FINANCE EUROPE NV+++/-                                               3.89         10/17/2008          1,675,547
   1,006,094  BNP PARIBAS+/-                                                            3.14         08/07/2008          1,004,768
   1,676,823  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,677,266)                                               3.17         03/03/2008          1,676,823
   2,347,552  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,348,180)                                               3.21         03/03/2008          2,347,552
     653,961  CAFCO LLC++                                                               3.32         03/11/2008            653,358

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    952,670  CANCARA ASSET SECURITIZATION LIMITED                                      3.33%        03/18/2008     $      951,177
     335,365  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008            335,240
   1,509,141  CHARTA LLC++                                                              3.36         03/24/2008          1,505,911
     955,789  CHEYNE FINANCE LLC+++/-^^(A)(I)                                           5.12         02/25/2008            860,210
     207,926  CIESCO LLC                                                                3.16         03/24/2008            207,508
   4,024,375  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $4,025,458)                                3.23         03/03/2008          4,024,375
     838,412  CULLINAN FINANCE CORPORATION+++/-                                         3.21         08/04/2008            835,267
   4,024,375  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,025,458)                                               3.23         03/03/2008          4,024,375
     830,027  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            829,053
   2,431,393  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008          2,428,920
   1,358,227  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008          1,357,019
   2,360,967  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008          2,360,075
     670,729  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            669,991
     536,583  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008            536,583
   2,682,917  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008          2,681,713
   4,024,375  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $4,025,448)                           3.20         03/03/2008          4,024,375
   1,173,776  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008          1,173,776
   4,024,375  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,025,458)                                               3.23         03/03/2008          4,024,375
     922,253  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008            922,084
   4,024,375  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $4,025,448)                                3.20         03/03/2008          4,024,375
     838,412  METLIFE GLOBAL FUNDING I+++/-                                             3.12         10/21/2008            838,329
   2,307,309  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008          2,302,140
     503,047  MORGAN STANLEY+/-                                                         3.20         04/07/2008            503,047
     515,623  MORGAN STANLEY+/-                                                         3.25         10/15/2008            515,544
   2,515,235  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,515,908)                                               3.21         03/03/2008          2,515,235
     838,412  NATEXIS BANQUES POPULAIRES+++/-                                           4.92         09/08/2008            834,835
     596,949  PREMIUM ASSET TRUST+++/-                                                  4.40         07/15/2008            597,520
   1,574,705  RACERS TRUST SERIES 2004-6-MM+++/-                                        3.27         03/22/2008          1,572,550
     922,253  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            920,656
     721,034  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            720,711
     603,656  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            603,044
     670,729  SLM CORPORATION+++/-                                                      3.16         05/12/2008            668,647
   1,341,458  STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                               5.27         04/03/2008          1,196,044
     898,777  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008            898,611
   1,609,750  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008          1,607,353
   3,353,646  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008          3,353,646
     838,412  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                        3.19         10/08/2008            837,805
   1,696,945  VERSAILLES CDS LLC                                                        3.60         03/13/2008          1,694,909
     838,412  VICTORIA FINANCE LLC+++/-^^(A)(I)                                         3.61         08/07/2008            747,528
     838,412  VICTORIA FINANCE LLC+++/-^^(A)(I)                                         5.11         05/02/2008            747,528
   1,341,458  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009          1,332,807
     435,974  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008            435,054

                                                                                                                        77,355,290
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,821,706)                                                              80,482,180
                                                                                                                    --------------

SHARES
SHORT-TERM INVESTMENTS: 0.40%
     655,293  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 655,293
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $655,293)                                                                               655,293
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $234,050,138)*                                              148.67%                                          $   245,090,439

OTHER ASSETS AND LIABILITIES, NET                                 (48.67)                                              (80,234,368)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   164,856,071
                                                                  ------                                           ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $655,293.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES: 12.71%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.52%
$  5,052,529  FHLMC #1G0157+/-                                                          4.46%        03/01/2035    $     5,120,756
      10,823  FHLMC #410425+/-                                                          7.13         09/01/2026             11,021
       5,734  FHLMC #410464+/-                                                          7.13         11/01/2026              5,834
      99,418  FHLMC #606279+/-                                                          6.31         02/01/2015            102,255
      40,098  FHLMC #846367+/-                                                          7.14         04/01/2029             40,730
   1,118,782  FHLMC #A15838                                                             5.50         12/01/2033          1,129,742
   2,210,913  FHLMC #A16678                                                             5.50         12/01/2033          2,232,571
   9,611,898  FHLMC #E01653<<                                                           4.50         06/01/2019          9,651,437
     935,334  FHLMC #E90248                                                             6.00         06/01/2017            965,064
     837,922  FHLMC #E90573                                                             6.00         07/01/2017            864,556

                                                                                                                        20,123,966
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 9.94%
      13,268  FNMA #342042+/-                                                           6.99         06/01/2025             13,538
       7,370  FNMA #344689+/-                                                           7.15         11/01/2025              7,476
      32,790  FNMA #344692+/-                                                           6.57         10/01/2025             33,357
      39,660  FNMA #347712+/-                                                           7.13         06/01/2026             40,853
   4,538,399  FNMA #386890                                                              3.99         04/01/2011          4,560,027
     288,548  FNMA #557072+/-                                                           6.19         06/01/2040            288,702
     921,750  FNMA #656566                                                              5.50         04/01/2018            942,736
   2,614,325  FNMA #678939                                                              5.50         02/01/2018          2,673,847
     368,393  FNMA #701350                                                              5.50         04/01/2018            376,780
   2,703,200  FNMA #725772                                                              5.00         09/01/2034          2,663,555
   2,496,425  FNMA #731996+/-                                                           3.99         09/01/2033          2,523,161
   2,168,173  FNMA #739757+/-<<                                                         3.99         08/01/2033          2,206,088
   5,703,247  FNMA #741305                                                              5.00         09/01/2018          5,770,716
   1,643,525  FNMA #741458+/-                                                           4.44         10/01/2033          1,647,890
   6,058,311  FNMA #765178                                                              5.00         01/01/2019          6,129,980
   1,254,655  FNMA #765769                                                              5.00         02/01/2019          1,269,498
     552,996  FNMA #783245+/-                                                           5.99         04/01/2034            552,503
   1,774,960  FNMA #783251+/-                                                           5.99         04/01/2044          1,775,550
   6,158,999  FNMA #789463+/-<<                                                         4.36         06/01/2034          6,311,851
     391,362  FNMA #795922                                                              5.00         01/01/2020            396,954
     789,172  FNMA #797166                                                              5.00         01/01/2020            799,539
     803,511  FNMA #797743                                                              5.00         02/01/2020            814,067
     889,745  FNMA #797769                                                              5.00         03/01/2020            901,434
   5,569,389  FNMA #801908                                                              5.00         11/01/2019          5,635,275
   1,523,354  FNMA #805346                                                              5.00         01/01/2020          1,543,367
     659,599  FNMA #806249                                                              5.00         01/01/2020            668,264
     423,624  FNMA #806250                                                              5.00         01/01/2020            429,678
   1,762,355  FNMA #809071                                                              5.00         04/01/2020          1,785,508
     587,665  FNMA #809561                                                              5.00         02/01/2020            595,385
   3,457,625  FNMA #834933+/-<<                                                         5.04         07/01/2035          3,545,248
   5,000,000  FNMA #874331                                                              5.43         02/01/2037          5,175,942
   1,000,000  FNMA #874479                                                              5.59         04/01/2017          1,014,909
   5,702,700  FNMA #874542                                                              5.60         06/01/2017          5,785,977
   6,418,761  FNMA #880156                                                              5.50         02/01/2036          6,421,146
   3,746,443  FNMA #901922+/-<<                                                         5.79         10/01/2036          3,856,872

                                                                                                                        79,157,673
                                                                                                                   ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.25%
     154,492  GNMA #345066                                                              6.50         10/15/2023            162,082
     100,393  GNMA #346960                                                              6.50         12/15/2023            105,325
      93,177  GNMA #354692                                                              6.50         11/15/2023             97,755
     169,212  GNMA #361398                                                              6.50         01/15/2024            177,522
     156,469  GNMA #366641                                                              6.50         11/15/2023            164,156
      76,481  GNMA #473918                                                              7.00         04/15/2028             82,165
     415,441  GNMA #531436                                                              7.00         06/15/2042            434,491

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$      8,781  GNMA #531965                                                              7.72%        12/15/2041    $         9,492
     293,545  GNMA #533858                                                              7.35         06/15/2042            304,856
     439,356  GNMA #780626                                                              7.00         08/15/2027            464,719

                                                                                                                         2,002,563
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $99,543,430)                                                                             101,284,202
                                                                                                                   ---------------

ASSET BACKED SECURITIES: 9.12%
   3,974,327  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                       6.60         02/25/2032          3,984,217
   3,500,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS A6           6.27         06/25/2037          3,214,400
   7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)(I)             10.00         07/25/2008            336,400
   5,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-                  3.42         10/25/2025          4,886,344
   4,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6+/-(I)       5.83         07/25/2034          3,791,200
   2,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS A6+/-(I)       5.78         05/25/2037          1,731,600
   1,479,806  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-(I)            3.35         12/15/2035          1,053,482
   4,999,999  CPS AUTO TRUST SERIES 2006-D CLASS A4++                                   5.12         08/15/2013          5,090,499
   2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                        4.64         06/15/2035          2,268,305
     898,867  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS A1VN+/-(I)     3.36         08/25/2035            842,688
   1,450,756  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-                6.86         07/15/2029          1,502,643
     377,721  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                 3.48         04/25/2035            374,622
   2,808,179  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
              CLASS A1+/-                                                               4.23         01/20/2035          2,604,586
   1,325,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-                3.41         07/20/2036            907,914
   2,000,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-                5.11         11/20/2036          1,890,971
   7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                     4.18         02/15/2012          7,733,729
   3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                    3.81         11/25/2036          3,686,000
   3,270,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                     5.28         06/27/2025          3,156,913
   5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(C)(I)      6.00         08/25/2011            931,000
   4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                      4.34         05/15/2012          3,835,388
   3,189,905  RAAC SERIES 2007-RP4 CLASS A+/-++(I)                                      3.49         06/25/2037          2,853,370
   3,000,000  SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+/-++                       5.44         12/15/2032          2,884,689
   4,000,000  SLMA STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                         5.04         09/15/2020          3,901,475
   1,733,913  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++(I)                   4.50         02/28/2036          1,644,443
   6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                 4.88         04/12/2013          5,853,208
   1,915,766  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
              CLASS A+/-++(I)                                                           3.27         07/25/2037          1,653,306

TOTAL ASSET BACKED SECURITIES (COST $75,640,464)                                                                        72,613,392
                                                                                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 35.30%
   5,409,893  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-(I)              3.35         06/25/2037          4,673,642
   4,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2005-6 CLASS A4+/-                                                        5.35         09/10/2047          3,849,400
   4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2005-6 CLASS ASB+/-                                                       5.18         09/10/2047          4,126,596
   6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
              SERIES 2005-PW10 CLASS AAB                                                5.38         12/11/2040          5,836,634
   5,120,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
              SERIES 2006-PW11 CLASS AAB+/-                                             5.46         03/11/2039          4,969,447
   3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB              4.76         05/15/2043          3,828,977
   3,400,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
              2005-CD1 CLASS A4+/-                                                      5.40         07/15/2044          3,279,782
   3,000,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
              2007-CD4 CLASS ASB                                                        5.28         12/11/2049          2,880,522
   1,912,034  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-            6.07         08/25/2035          1,730,390
   1,837,472  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                          6.50         11/25/2034          1,898,292
   4,345,648  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                     3.50         03/25/2035          3,883,271
   3,534,548  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                       3.54         09/25/2035          3,160,738
   2,445,124  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-(I)                    3.34         04/25/2036          2,125,076

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,091,821  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2004-AR5 CLASS 10A1+/-                                             5.00%        05/01/2034    $     2,121,734
   5,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2005-C1 CLASS AAB                                                  4.82         02/15/2038          4,841,565
   4,500,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
              CLASS AAB                                                                 5.34         02/15/2040          4,334,883
   3,225,000  FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                               5.26         05/25/2020          3,263,278
   9,945,132  FHLMC SERIES 1675 CLASS KZ                                                6.50         02/15/2024         10,642,762
   5,681,373  FHLMC SERIES 2358 CLASS PD                                                6.00         09/15/2016          5,983,128
  10,157,592  FHLMC SERIES 2363 CLASS PF                                                6.00         09/15/2016         10,675,166
   4,504,501  FHLMC SERIES 2416 CLASS PE                                                6.00         10/15/2021          4,684,648
   1,003,461  FHLMC SERIES 2439 CLASS LG                                                6.00         09/15/2030          1,017,962
   1,174,015  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6             7.99         09/25/2029          1,172,386
   2,626,430  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A             7.50         09/25/2043          2,785,658
     574,323  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                7.00         12/25/2041            618,987
   2,802,616  FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                               6.00         11/25/2034          2,913,795
   3,631,633  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                6.00         02/25/2044          3,758,741
      11,892  FNMA SERIES 1988-5 CLASS Z                                                9.20         03/25/2018             12,614
     188,228  FNMA SERIES 1998-M6 CLASS A2                                              6.32         08/15/2008            188,533
   6,185,954  FNMA SERIES 2002-6 CLASS PD<<                                             6.00         02/25/2017          6,510,850
   3,731,746  FNMA SERIES 2002-9 CLASS PC                                               6.00         03/25/2017          3,932,290
   1,264,630  FNMA SERIES 2002-90 CLASS A2                                              6.50         11/25/2042          1,340,997
   2,955,632  FNMA SERIES 2003-86 CLASS PT                                              4.50         09/25/2018          2,994,751
  13,850,893  FNMA SERIES 2003-92 CLASS HP                                              4.50         09/25/2018         14,031,480
   5,342,377  FNMA SERIES 2003-97 CLASS CA                                              5.00         10/25/2018          5,522,211
     950,028  FNMA SERIES 2003-W4 CLASS 3A                                              7.00         10/25/2042          1,005,981
     587,472  FNMA SERIES 2004-W1 CLASS 2A2                                             7.00         12/25/2033            637,612
   5,610,364  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                   6.25         05/25/2042          5,976,108
   3,276,313  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                 7.00         05/25/2044          3,576,356
   1,683,683  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                   7.50         06/25/2044          1,862,599
   4,873,112  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
              CLASS A2                                                                  4.71         05/10/2043          4,813,709
   4,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
              CLASS AAB                                                                 4.87         05/10/2043          3,863,834
   3,275,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
              CLASS AAB                                                                 4.94         07/10/2045          3,129,125
  12,979,498  GNMA SERIES 2003-38 CLASS JC+/-<<                                         7.05         08/16/2042         14,251,868
   5,520,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
              2003-C1 CLASS A4                                                          4.11         07/05/2035          5,081,353
      69,581  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-               3.46         01/19/2035             64,345
   5,965,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2003-ML1A CLASS A2                                                 4.77         03/12/2039          5,669,616
   5,550,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-LDP5 CLASS ASB+/-                                             5.17         12/15/2044          5,394,027
   5,385,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2006-LDP6  CLASS ASB+/-                                            5.49         04/15/2043          5,210,234
   2,720,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2006-LDP7 CLASS ASB+/-                                             5.88         04/15/2045          2,687,112
   1,061,808  LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS
              3A1+/-++                                                                  5.68         04/25/2031          1,104,057
   5,500,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C1
              CLASS A4                                                                  4.39         03/15/2032          5,144,014
   4,061,615  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-(I)                              6.45         05/25/2037          4,039,129
   3,678,008  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(I)                             3.46         05/25/2037          2,721,726
      65,301  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                             9.95         08/01/2017             73,697
   6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                5.24         11/12/2037          5,832,488
   4,550,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-                4.67         06/12/2043          4,354,101
      33,528  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-               3.52         11/10/2030             33,492
     861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-                 7.56         11/10/2030            864,160
   2,761,289  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++          6.50         10/25/2034          2,855,416
   4,000,000  REVERSE MORTGAGE TRUST SERIES 2007-1 CLASS A+/-++                         4.52         07/12/2042          3,940,000
   1,040,165  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                              3.51         10/20/2027          1,010,915

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    693,586  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
              SERIES 2003-P10A CLASS 1                                                  4.52%        02/10/2013    $       696,705
   1,273,188  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
              SERIES 2006-20H CLASS 1                                                   5.70         08/01/2026          1,312,274
   9,576,481  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
              SERIES 2006-P10A CLASS 1                                                  5.41         02/10/2016          9,743,263
   7,300,735  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
              SERIES 2006-P10B CLASS 1                                                  5.68         08/01/2016          7,499,102
   3,219,606  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
              A1+/-++(I)                                                                3.42         05/25/2047          2,935,959
   4,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS A4+/-       4.85         10/15/2041          3,781,315
   3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-       5.24         07/15/2042          3,829,896
   3,465,891  WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST SERIES
              2007-SL3 CLASS A1+/-++                                                    5.94         03/23/2045          3,589,623
   2,962,479  WASHINGTON MUTUAL MORTGAGE PASS THROUGH CERTIFICATES SERIES
              2006-AR13 CLASS 1A+/-                                                     5.54         10/25/2046          2,880,714
   1,382,465  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
              2005-AR6 CLASS 2A1A+/-                                                    3.37         04/25/2045          1,255,801
   4,524,858  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
              2005-C3 CLASS A4+/-                                                       5.42         07/25/2047          4,440,243
   2,907,115  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
              2006-AR3 CLASS A1A+/-                                                     5.66         02/25/2046          2,700,128
   2,096,363  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
              2006-AR4 CLASS DA+/-(I)                                                   5.76         06/25/2046          1,719,018

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $283,871,531)                                                          281,172,301
                                                                                                                   ---------------

CORPORATE BONDS & NOTES: 25.80%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.08%
     675,000  PHILLIPS-VAN HEUSEN                                                       7.75         11/15/2023            655,575
                                                                                                                   ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.32%
   2,500,000  RYDER SYSTEM INCORPORATED SERIES MTN                                      5.85         03/01/2014          2,542,780
                                                                                                                   ---------------

BUSINESS SERVICES: 1.05%
   2,150,000  FISERV INCORPORATED                                                       4.00         04/15/2008          2,151,570
   1,000,000  FISERV INCORPORATED                                                       6.13         11/20/2012          1,053,440
     375,000  IRON MOUNTAIN INCORPORATED                                                8.63         04/01/2013            377,813
   2,350,000  NCR CORPORATION                                                           7.13         06/15/2009          2,453,510
     150,000  SUNGARD DATA SYSTEMS INCORPORATED                                         4.88         01/15/2014            132,000
   2,120,000  THOMPSON CORPORATION                                                      6.20         01/05/2012          2,238,415

                                                                                                                         8,406,748
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS: 0.38%
     415,000  CHURCH & DWIGHT COMPANIES INCORPORATED                                    6.00         12/15/2012            401,513
     794,000  OLIN CORPORATION                                                          6.75         06/15/2016            804,929
     400,000  SENSIENT TECHNOLOGIES                                                     6.50         04/01/2009            404,095
   1,500,000  VALSPAR CORPORATION                                                       5.10         08/01/2015          1,429,133

                                                                                                                         3,039,670
                                                                                                                   ---------------

COMMUNICATIONS: 0.25%
   1,000,000  COX COMMUNICATIONS INCORPORATED                                           4.63         01/15/2010          1,010,734
     500,000  L3 COMMUNICATIONS CORPORATION                                             7.63         06/15/2012            512,500
     450,000  QWEST CORPORATION                                                         7.88         09/01/2011            457,875

                                                                                                                         1,981,109
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS: 7.46%
$  4,400,000  ASSOCIATED BANCORP                                                        6.75%        08/15/2011    $     4,692,446
   2,100,000  BAC CAPITAL TRUST XIV+/-                                                  5.63         12/31/2049          1,691,382
   6,839,000  BANK AMERICA CAPITAL III+/-                                               4.83         01/15/2027          5,220,058
   2,000,000  BB&T CAPITAL TRUST IV+/-                                                  6.82         06/12/2049          1,826,008
   2,000,000  BNP PARIBAS CAPITAL TRUST+/-++                                            9.00         12/30/2049          2,157,870
   2,000,000  CHASE CAPITAL VI+/-                                                       3.86         08/01/2028          1,768,758
   1,860,000  CHEVY CHASE BANK FSB                                                      6.88         12/01/2013          1,753,050
   1,685,000  CITIGROUP INCORPORATED                                                    6.13         11/21/2017          1,729,735
   4,000,000  CITY NATIONAL BANK                                                        6.75         09/01/2011          4,286,000
   2,778,000  COLONIAL BANK NA MONTGOMERY AL                                            6.38         12/01/2015          2,558,021
   1,700,000  COMPASS BANK                                                              6.40         10/01/2017          1,775,434
     750,000  CORESTATES CAPITAL TRUST II+/-++                                          4.91         01/15/2027            670,537
   2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                              5.63         12/31/2049          2,005,540
     500,000  FIRST CITIZENS BANCORP++                                                  6.80         04/01/2015            488,950
   4,500,000  HSBC CAPITAL FUNDING LP+/-++                                              4.61         12/29/2049          4,068,900
   1,000,000  JPMORGAN CHASE CAPITAL XVIII<<                                            6.95         08/17/2036            945,586
   2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                 5.71         04/01/2027          2,783,727
     450,000  NTC CAPITAL TRUST SERIES A+/-                                             4.78         01/15/2027            413,750
   2,500,000  PNC FUNDING CORPORATION                                                   7.50         11/01/2009          2,670,268
   3,775,000  RABOBANK CAPITAL FUNDING II+/-++                                          5.26         12/29/2049          3,543,215
   2,350,000  RBS CAPITAL TRUST+/-<<                                                    5.51         09/29/2049          2,153,159
   2,875,000  TCF NATIONAL BANK+/-                                                      5.00         06/15/2014          2,916,320
   1,000,000  TCF NATIONAL BANK                                                         5.50         02/01/2016          1,048,233
   4,000,000  UBS PREFERRED  FUNDING TRUST V SERIES 1+/-                                6.24         05/15/2049          3,747,056
   1,250,000  USB CAPITAL IX+/-                                                         6.19         03/29/2049          1,023,438
   1,900,000  WACHOVIA CAPITAL TRUST I+/-                                               5.80         08/29/2049          1,496,250

                                                                                                                        59,433,691
                                                                                                                   ---------------
EDUCATIONAL SERVICES: 0.36%
   2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                     7.25         11/02/2049          2,836,886
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.70%
   1,000,000  CONNECTICUT LIGHT & POWER                                                 5.38         03/01/2017          1,010,286
   2,600,000  DUKE ENERGY FIELD SERVICES LLC                                            7.88         08/16/2010          2,807,922
   3,000,000  GREAT RIVER ENERGY++                                                      5.83         07/01/2017          3,102,420
     630,000  MASSEY ENERGY COMPANY                                                     6.63         11/15/2010            626,850
   1,875,000  NEVADA POWER COMPANY SERIES O                                             6.50         05/15/2018          1,948,412
     750,000  NGPL PIPECO LLC++                                                         6.51         12/15/2012            788,170
   3,000,000  PEOPLES ENERGY CORPORATION                                                6.90         01/15/2011          3,237,690

                                                                                                                        13,521,750
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.13%
   2,500,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                       6.40         12/15/2011          2,700,038
     350,000  FLEXTRONICS INTERNATIONAL                                                 6.25         11/15/2014            324,625
     350,000  JABIL CIRCUIT INCORPORATED++                                              8.25         03/15/2018            368,270
   2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                                 4.85         11/15/2010          2,561,750
     275,000  MOOG INCORPORATED                                                         6.25         01/15/2015            263,313
   1,654,517  TENASKA ALABAMA II PARTNERS LP++                                          7.00         06/30/2021          1,622,277
   1,150,000  THOMAS & BETTS CORPORATION SERIES MTN                                     6.63         05/07/2008          1,155,384

                                                                                                                         8,995,657
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.11%
     860,000  US ONCOLOGY INCORPORATED                                                  9.00         08/15/2012            855,700
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.06%
     525,000  VALMONT INDUSTRIES INCORPORATED                                           6.88         05/01/2014            517,125
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 0.96%
   1,764,000  CONAGRA FOODS INCORPORATED                                                7.88         09/15/2010          1,932,157

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS (continued)
$    600,000  CONSTELLATION BRANDS INCORPORATED++                                       7.25%        05/15/2017    $       567,000
   2,500,000  KELLOGG COMPANY                                                           6.60         04/01/2011          2,696,488
   1,600,000  KRAFT FOODS INCORPORATED                                                  6.25         06/01/2012          1,692,283
     750,000  MCCORMICK & COMPANY                                                       5.76         12/15/2017            770,701

                                                                                                                         7,658,629
                                                                                                                   ---------------
FURNITURE & FIXTURES: 0.19%
   1,450,000  STEELCASE INCORPORATED                                                    6.50         08/15/2011          1,553,001
                                                                                                                   ---------------
HEALTH SERVICES: 0.83%
   3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                                 7.50         05/01/2031          4,533,665
   2,000,000  SCHERING-PLOUGH CORPORATION                                               6.00         09/15/2017          2,092,976

                                                                                                                         6,626,641
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.90%
     400,000  LIBERTY PROPERTY LP                                                       6.63         10/01/2017            391,392
   3,008,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                                  5.59         12/28/2020          2,871,217
   2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                   7.25         07/15/2010          2,423,741
     250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                                6.30         02/15/2011            254,650
   1,275,000  REALTY INCOME CORPORATION                                                 6.75         08/15/2019          1,261,945

                                                                                                                         7,202,945
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.53%
   1,100,000  ACTUANT CORPORATION<<++                                                   6.88         06/15/2017          1,061,500
   1,425,000  BLACK & DECKER                                                            5.75         11/15/2016          1,407,626
     575,000  BRIGGS & STRATTON CORPORATION                                             8.88         03/15/2011            603,750
     625,000  SCIENTIFIC GAMES CORPORATION                                              6.25         12/15/2012            575,000
     625,000  UNISYS CORPORATION                                                        6.88         03/15/2010            593,750

                                                                                                                         4,241,626
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.82%
   1,520,000  AEGON NV                                                                  4.75         06/01/2013          1,488,942
   2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                       6.50         06/14/2011          2,157,322
   2,670,000  NLV FINANCIAL CORPORATION++                                               7.50         08/15/2033          2,860,956

                                                                                                                         6,507,220
                                                                                                                   ---------------
INSURANCE CARRIERS: 3.22%
   2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                     8.25         11/15/2011          2,983,695
   3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                          7.90         07/02/2010          3,574,714
     750,000  LINCOLN NATIONAL CORPORATION                                              6.20         12/15/2011            803,592
   1,700,000  METLIFE GLOBAL FUNDING++                                                  5.13         11/09/2011          1,763,600
   4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                        8.25         09/15/2025          5,492,688
   2,730,000  MONUMENTAL GLOBAL FUNDING II++                                            4.63         03/15/2010          2,779,659
   2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                            5.38         09/15/2013          3,081,125
   2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                         6.25         02/15/2012          2,305,596
   1,385,000  SAFECO CORPORATION                                                        4.88         02/01/2010          1,421,930
   1,415,000  WR BERKLEY CORPORATION                                                    5.13         09/30/2010          1,434,796

                                                                                                                        25,641,395
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.07%
     589,000  BIO-RAD LABORATORIES INCORPORATED                                         6.13         12/15/2014            565,440
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.48%
   3,300,000  GENERAL ELECTRIC COMPANY                                                  5.00         02/01/2013          3,436,287

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - February 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
$    360,000  HONEYWELL INTERNATIONAL INCORPORATED                                      6.13%        11/01/2011    $       391,825

                                                                                                                         3,828,112
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 0.14%
     600,000  AMERIGAS PARTNERS LP                                                      7.25         05/20/2015            591,000
     545,000  LAMAR MEDIA CORPORATION                                                   6.63         08/15/2015            501,400

                                                                                                                         1,092,400
                                                                                                                   ---------------
MOTION PICTURES: 0.53%
   3,000,000  TIME WARNER INCORPORATED                                                  6.75         04/15/2011          3,142,113
     985,000  VIACOM INCORPORATED                                                       7.70         07/30/2010          1,065,165

                                                                                                                         4,207,278
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.35%
   2,750,000  FORD MOTOR CREDIT COMPANY                                                 7.38         10/28/2009          2,607,723
     200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                  7.56         12/01/2014            150,131

                                                                                                                         2,757,854
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 0.39%
   1,350,000  CHESAPEAKE ENERGY CORPORATION                                             7.50         06/15/2014          1,377,000
     150,000  CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015            145,125
     400,000  MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                              6.88         11/01/2014            378,500
     700,000  PARKER DRILLING COMPANY                                                   9.63         10/01/2013            742,000
     440,000  RANGE RESOURCES CORPORATION                                               7.38         07/15/2013            447,700

                                                                                                                         3,090,325
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.09%
     680,000  ROCK-TENN COMPANY                                                         8.20         08/15/2011            693,600
                                                                                                                   ---------------
PERSONAL SERVICES: 0.05%
     400,000  SERVICES CORPORATE INTERNATIONAL                                          7.38         10/01/2014            408,000
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.18%
   1,210,000  FRONTIER OIL CORPORATION<<                                                6.63         10/01/2011          1,197,900
     225,000  TESORO CORPORATION                                                        6.63         11/01/2015            212,625

                                                                                                                         1,410,525
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.08%
     275,000  CENTURY ALUMINUM COMPANY                                                  7.50         08/15/2014            261,250
     100,000  INTERNATIONAL STEEL GROUP                                                 6.50         04/15/2014            102,967
     295,000  STEEL DYNAMICS++                                                          7.38         11/01/2012            298,688

                                                                                                                           662,905
                                                                                                                   ---------------
REAL ESTATE: 0.46%
   1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                     5.08         08/01/2013          1,401,851
     500,000  REALTY INCOME CORPORATION                                                 5.50         11/15/2015            472,694
     500,000  ROUSE COMPANY                                                             5.38         11/26/2013            406,757
   1,250,000  SHURGARD STORAGE CENTERS                                                  7.75         02/22/2011          1,375,316

                                                                                                                         3,656,618
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.70%
   2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                 3.88         01/30/2009          2,453,658
     800,000  HOST MARRIOTT LP                                                          7.13         11/01/2013            788,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - February 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$    800,000  PROLOGIS TRUST                                                            5.25%        11/15/2010    $       810,064
   1,500,000  SIMON PROPERTY GROUP LP                                                   5.75         05/01/2012          1,515,855

                                                                                                                         5,567,577
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.34%
   2,750,000  CHARLES SCHWAB CORPORATION                                                6.38         09/01/2017          2,878,354
   1,500,000  GOLDMAN SACHS CAPITAL II+/-                                               5.79         12/29/2049          1,120,815
     500,000  MERRILL LYNCH & COMPANY                                                   6.05         08/15/2012            520,792
   2,750,000  MERRILL LYNCH & COMPANY                                                   6.05         05/16/2016          2,720,025
   3,250,000  MORGAN STANLEY                                                            6.75         04/15/2011          3,477,500

                                                                                                                        10,717,486
                                                                                                                   ---------------
SOCIAL SERVICES: 0.01%
     100,000  SERVICE CORPORATION INTERNATIONAL                                         7.88         02/01/2013             99,641
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.38%
   2,879,790  FEDEX CORPORATION SERIES 97-B                                             7.52         01/15/2018          3,005,349
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.10%
     860,000  NAVISTAR INTERNATIONAL CORPORATION<<(I)                                   7.50         06/15/2011            790,512
                                                                                                                   ---------------
WATER TRANSPORTATION: 0.05%
     400,000  OVERSEAS SHIPHOLDING GROUP                                                8.25         03/15/2013            404,500
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.05%
     400,000  STEWART ENTERPRISES                                                       6.25         02/15/2013            375,000
                                                                                                                   ---------------
TOTAL CORPORATE BONDS & NOTES (COST $204,524,421)                                                                      205,551,270
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS@: 1.59%
   2,000,000  BARCLAYS BANK PLC+/-++                                                    5.93         12/15/2016          1,820,350
   2,245,000  BARCLAYS BANK PLC+/-++                                                    8.55         09/29/2049          2,410,380
   2,750,000  CONOCOPHILLIPS (CANADA)                                                   5.63         10/15/2016          2,922,285
   1,229,000  DELHAIZE GROUP                                                            6.50         06/15/2017          1,256,307
     200,000  ISPAT INLAND ULC                                                          9.75         04/01/2014            217,230
   1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                      7.00         06/15/2011          1,200,779
   2,500,000  SABMILLER PLC++                                                           6.20         07/01/2011          2,693,490
     150,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.38         10/01/2011            148,500

TOTAL FOREIGN CORPORATE BONDS (COST $12,397,762)                                                                        12,669,321
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 8.22%
   1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                    4.88         01/01/2015          1,037,010
   1,000,000  CITY OF CHICAGO IL TAXABLE SERIES D (MBIA INSURED)                        5.44         01/01/2024          1,006,140
   2,500,000  DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                       5.85         04/01/2037          2,583,575
   5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
              REVENUE (FSA INSURED)                                                     7.40         12/01/2025          6,469,737
   5,160,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
              (FGIC INSURED)                                                            4.73         01/15/2014          5,237,503
   1,125,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
              SERIES A-2 (SFMR)                                                         5.51         01/01/2039          1,133,539
   4,935,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
              SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                           5.41         07/01/2038          4,929,522
   1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.15         01/01/2013          1,279,128
     440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.21         01/01/2014            462,774
     980,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.75         07/01/2037            990,417
   1,150,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                     5.92         07/01/2034          1,213,124
   2,210,000  LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS                         4.80         07/01/2013          2,295,991

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES (continued)
$  1,960,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
              FINANCE SERIES H                                                          5.85%        07/01/2036    $     2,083,990
   4,390,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
              FINANCE SERIES J                                                          6.13         07/01/2038          4,463,664
   2,455,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
              PERSONAL INCOME TAX REVENUE SERIES B                                      4.90         12/15/2011          2,576,621
   1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT EXCISE
              TAX REVENUE SERIES A                                                      8.25         03/01/2035          1,564,005
   4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
              SERIES K                                                                  5.97         03/01/2029          4,053,080
   2,460,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
              SERIES O (GNMA/FNMA INSURED)                                              5.47         09/01/2025          2,596,579
   3,175,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                       5.84         04/01/2037          3,372,168
   2,000,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                                  5.53         07/01/2037          2,011,420
   7,700,000  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
              SERIES 2005-4 CLASS A5+/-SS.                                              4.91         12/01/2040          7,811,881
   4,115,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
              OWNERSHIP REVENUE SERIES D                                                5.81         03/01/2037          4,165,121
   2,145,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
              OWNERSHIP REVENUE SERIES F                                                5.73         09/01/2037          2,183,503

TOTAL MUNICIPAL BONDS & NOTES (COST $62,728,842)                                                                        65,520,492
                                                                                                                   ---------------
PRIVATE INVESTMENT PARTNERSHIPS: 0.22%
         269  PPM AMERICA CBO II LP(I)+                                                                                      3,828
   2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                                                  1,719,800

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,929,248)                                                                  1,723,628
                                                                                                                   ---------------
TERM LOANS: 0.69%
     414,555  ARAMARK CORPORATION TERM LOAN B                                           4.99         01/26/2014            382,038
      32,921  ARAMARK CORPORATION TERM LOAN C                                           4.99         01/26/2014             30,369
     690,000  BOSTON SCIENTIFIC CORPORATION TERM LOAN                                   4.13         04/21/2011            634,800
     450,000  BSC INTERNATIONAL HOLDING TERM LOAN                                       5.18         04/21/2011            423,000
     890,001  CITGO PETROLEUM CORPORATION TERM LOAN                                     4.86         11/15/2012            841,051
   1,500,000  FLEXTRONICS INTERNATIONAL TERM LOAN                                       5.24         10/01/2012          1,395,000
     490,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                          7.11         12/20/2012            449,320
   1,477,500  OSHKOSH TRUCK CORPORATION TERM LOAN                                       4.99         12/06/2013          1,372,228

TOTAL TERM LOANS (COST $5,931,631)                                                                                       5,527,806
                                                                                                                   ---------------
US TREASURY SECURITIES: 1.21%

US TREASURY BONDS: 1.21%
   7,219,289  US TREASURY BOND - INFLATION PROTECTED<<&                                 3.38         04/15/2032          9,635,486
                                                                                                                   ---------------
TOTAL US TREASURY SECURITIES (COST $8,505,444)                                                                           9,635,486
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 7.60%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.29%

      81,709  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   81,709
   1,261,507  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  1,261,507
   1,009,205  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     1,009,205

                                                                                                                         2,352,421
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 7.31%
     171,565  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008            171,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    403,682  AMSTERDAM FUNDING CORPORATION                                             3.34%        03/20/2008    $       402,973
     504,603  APRECO LLC                                                                3.20         03/10/2008            504,199
     237,163  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008            236,794
     756,904  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008            755,801
   3,027,616  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,028,431)                                               3.23         03/03/2008          3,027,616
   1,261,507  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008          1,260,547
     756,904  BNP PARIBAS+/-                                                            3.14         08/07/2008            755,907
   1,261,507  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,261,840)                                                         3.17         03/03/2008          1,261,507
   1,766,110  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,766,582)                                                         3.21         03/03/2008          1,766,110
     491,988  CAFCO LLC++                                                               3.32         03/11/2008            491,534
     252,301  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008            252,207
     716,712  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008            715,589
   1,135,356  CHARTA LLC++                                                              3.36         03/24/2008          1,132,926
     719,059  CHEYNE FINANCE LLC+/-++^^(A)(I)                                           5.12         02/25/2008            647,153
     156,427  CIESCO LLC                                                                3.16         03/24/2008            156,112
   3,027,616  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,028,431)                                3.23         03/03/2008          3,027,616
     630,753  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008            628,387
   3,027,616  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,028,431)                                               3.23         03/03/2008          3,027,616
     624,446  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            623,713
   1,829,185  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008          1,827,324
   1,021,821  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008          1,020,912
   1,776,202  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008          1,775,531
     504,603  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            504,048
     403,682  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008            403,682
   2,018,411  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008          2,017,505
   3,027,616  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $3,028,423)                           3.20         03/03/2008          3,027,616
     883,055  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            883,055
   3,027,616  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,028,431)                                               3.23         03/03/2008          3,027,616
     693,829  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008            693,702
   3,027,616  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,028,423)                                3.20         03/03/2008          3,027,616
     630,753  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008            630,692
   1,735,833  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008          1,731,945
     378,452  MORGAN STANLEY+/-                                                         3.20         04/07/2008            378,452
     387,913  MORGAN STANLEY+/-                                                         3.25         10/15/2008            387,854
   1,892,260  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,892,766)                                               3.21         03/03/2008          1,892,260
     630,753  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008            628,063
     449,096  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008            449,526
   1,184,681  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008          1,183,060
     693,829  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            692,628
     542,448  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            542,205
     454,142  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            453,682
     504,603  SLM CORPORATION+/-++                                                      3.16         05/12/2008            503,036
   1,009,205  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                               5.27         04/03/2008            899,808
     676,168  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008            676,043
   1,211,047  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008          1,209,243
   2,523,014  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008          2,523,014
     630,753  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008            630,297
   1,276,645  VERSAILLES CDS LLC                                                        3.60         03/13/2008          1,275,113
     630,753  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         5.11         05/02/2008            562,380
     630,753  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         3.61         08/07/2008            562,380
   1,009,205  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009          1,002,697

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS   (continued)
$    327,992  WINDMILL FUNDING CORPORATION++                                            3.33%        03/24/2008    $       327,295

                                                                                                                        58,195,899
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,227,369)                                                              60,548,320
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 3.93%
  31,268,523  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              31,268,523
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,268,523)                                                                         31,268,523
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $847,568,665)*                                              106.39%                                          $   847,514,741

OTHER ASSETS AND LIABILITIES, NET                                  (6.39)                                              (50,908,575)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   796,606,166
                                                                  ------                                           ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,268,523.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING: 1.12%

FEDERAL HOME LOAN BANK: 1.01%
$  5,530,000  FHLB<<                                                                    4.25%        05/16/2008    $     5,546,114
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.11%
     630,000  FHLMC<<                                                                   4.30         05/05/2008            631,610
                                                                                                                   ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,151,246)                                                                  6,177,724
                                                                                                                   ---------------
AGENCY SECURITIES: 20.51%
FEDERAL AGENCY & GOVERNMENT: 0.09%
      79,800  SBA #501224+/-                                                            6.50         06/25/2015             81,239
      14,436  SBA #502966+/-                                                            8.98         05/25/2015             14,896
      98,599  SBA #503405+/-                                                            8.13         05/25/2016            103,183
     292,223  SBA #503611+/-                                                            7.38         12/25/2021            306,950

                                                                                                                           506,268
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.37%
   4,680,890  FHLMC #1G0052+/-                                                          4.79         02/01/2035          4,752,757
     118,311  FHLMC #786614+/-                                                          7.36         08/01/2025            122,255
      82,559  FHLMC #845151+/-                                                          7.01         06/01/2022             84,276
      13,366  FHLMC #846367+/-                                                          7.27         04/01/2029             13,577
   3,457,470  FHLMC #E02227                                                             6.00         11/01/2021          3,571,369
   1,026,794  FHLMC #E90573                                                             6.00         07/01/2017          1,059,431
   4,895,682  FHLMC #G11693                                                             5.00         05/15/2020          5,052,365
   7,796,752  FHLMC #G11696<<                                                           5.50         05/15/2020          7,965,567
   1,359,517  FHLMC #G90030                                                             7.50         07/17/2017          1,418,051

                                                                                                                        24,039,648
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 16.05%
   3,860,651  FNMA # 936591<<+/-                                                        5.71         04/01/2037          3,966,080
     160,987  FNMA #155506+/-                                                           7.06         04/01/2022            164,157
     398,430  FNMA #190815+/-                                                           4.57         07/01/2017            399,939
     151,499  FNMA #253482                                                              8.50         10/01/2030            164,298
   2,161,767  FNMA #289517+/-                                                           5.61         04/01/2034          2,169,669
   4,971,245  FNMA #295541+/-                                                           5.63         10/01/2032          4,976,908
      42,498  FNMA #318464+/-                                                           6.88         04/01/2025             43,538
      55,900  FNMA #331866+/-                                                           7.05         12/01/2025             57,332
   2,839,307  FNMA #420263+/-                                                           5.53         10/01/2024          2,873,690
   2,461,133  FNMA #420264+/-                                                           5.53         07/01/2034          2,490,937
   1,322,675  FNMA #460223<<                                                            5.95         01/01/2009          1,334,510
   3,811,795  FNMA #462209+/-                                                           5.89         04/01/2036          3,893,458
      25,377  FNMA #46698+/-                                                            6.55         12/01/2015             25,788
     958,929  FNMA #545643                                                              6.17         12/01/2008            958,535
   1,392,434  FNMA #545927<<                                                            6.50         12/01/2015          1,451,923
   2,183,505  FNMA #631367                                                              5.50         02/01/2017          2,233,219
   3,340,763  FNMA #686043+/-                                                           4.43         07/01/2033          3,390,255
   1,559,107  FNMA #693015+/-                                                           4.01         06/01/2033          1,588,741
   1,144,036  FNMA #732003+/-                                                           4.40         09/01/2033          1,156,996
   2,412,866  FNMA #734329+/-                                                           4.20         06/01/2033          2,452,067
   2,236,059  FNMA #735572                                                              5.00         04/01/2014          2,304,771
   3,719,090  FNMA #735977<<+/-                                                         4.71         08/01/2035          3,777,926
   3,588,700  FNMA #739757<<+/-                                                         3.99         08/01/2033          3,651,456
   2,788,828  FNMA #741447+/-                                                           3.92         10/01/2033          2,800,126
   2,452,824  FNMA #741454+/-                                                           4.12         10/01/2033          2,491,233
   3,990,303  FNMA #745649<<+/-                                                         4.57         11/01/2035          4,040,187
   2,392,147  FNMA #750805+/-                                                           4.68         11/25/2033          2,450,669
   2,619,673  FNMA #764265+/-                                                           4.21         05/01/2034          2,678,148
   1,278,449  FNMA #783249+/-                                                           6.06         04/01/2044          1,280,435

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  4,464,610  FNMA #783251+/-                                                           6.06%        04/01/2044    $     4,466,093
   7,698,749  FNMA #789463+/-                                                           4.36         06/01/2034          7,889,813
   1,696,589  FNMA #806504+/-                                                           6.06         10/01/2034          1,700,261
   1,705,779  FNMA #806505+/-                                                           6.06         10/01/2044          1,711,555
   3,985,522  FNMA #826179<<+/-                                                         4.70         07/01/2035          4,055,888
   3,457,625  FNMA #834933<<+/-                                                         5.04         07/01/2035          3,545,248
   2,448,627  FNMA #849014+/-                                                           5.52         01/01/2036          2,504,254
   1,250,000  FNMA #874245                                                              5.48         01/01/2011          1,274,330

                                                                                                                        88,414,433
                                                                                                                   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.00%
         593  GNMA #780533                                                              7.00         07/15/2008                615
                                                                                                                   ---------------
TOTAL AGENCY SECURITIES (COST $111,287,228)                                                                            112,960,964
                                                                                                                   ---------------
ASSET BACKED SECURITIES: 21.67%
     108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
              CLASS A1+/-                                                               3.64         06/15/2031            100,914
   3,000,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A6 CLASS A6+/-              3.15         11/15/2013          2,926,766
   4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4             5.17         12/20/2010          4,400,250
   3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                        3.44         05/16/2011          2,981,507
   3,000,000  CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-              3.61         06/25/2012          2,955,679
   3,000,000  CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                           3.16         10/15/2012          2,948,574
   1,426,139  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                   3.87         06/15/2009          1,428,353
   3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1               4.40         09/15/2008          3,006,521
   8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)                10.00         07/25/2008            371,200
   2,850,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-                  3.41         10/25/2025          2,785,216
   1,274,015  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS
              A1+/-                                                                     3.94         03/25/2033          1,219,082
     208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
              A1+/-++                                                                   3.64         09/25/2032            187,609
     663,419  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
              A1+/-++                                                                   3.51         11/25/2033            596,209
   1,089,009  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
              1A1+/-++                                                                  3.49         11/25/2036            928,211
     378,297  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-               3.49         12/15/2028            312,963
   2,121,761  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-(I)           3.36         02/15/2035          1,758,575
   2,447,026  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-               3.36         09/20/2023          1,923,650
     251,128  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                        3.35         01/25/2024            186,150
     979,317  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                        3.43         10/25/2034            717,389
   1,452,229  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-(I)                     3.30         10/25/2034            937,751
   3,648,433  FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-(I)                     3.51         09/25/2029          3,054,705
   1,859,714  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                     3.36         01/20/2033          1,552,799
   4,000,000  GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L+/-++            5.53         05/26/2020          3,958,400
   4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++          3.40         08/26/2019          3,934,800
   1,560,467  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                   4.38         07/22/2009          1,567,140
     228,468  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                 3.56         12/02/2013            228,491
     446,708  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                3.60         07/25/2029            375,333
     209,890  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                3.58         03/15/2035            200,485
   1,945,963  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                 4.45         05/17/2010          1,955,452
   2,634,738  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                                  3.73         01/25/2045          2,388,026
   1,661,122  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++(I)                              3.25         05/25/2046          1,644,252
   2,145,694  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS
              A1+/-                                                                     4.23         01/20/2035          1,953,630
   3,453,581  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                3.27         01/20/2036          3,223,727
   2,500,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                     5.21         03/17/2014          2,553,909
   2,000,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                     4.94         06/27/2025          1,930,833
     114,311  LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2
              CLASS A+/-                                                                3.58         12/25/2033            109,727
   1,675,906  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS
              A2+/-                                                                     5.44         10/20/2029          1,642,849
     948,526  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
              A1+/-                                                                     3.47         11/15/2031            902,074
   2,500,000  MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1 CLASS A3+/-               4.29         03/15/2011          2,473,071
     376,055  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
              SERIES 2003-2 CLASS A+/-                                                  3.40         04/25/2016            340,401
   4,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS
              A+/-++                                                                    3.75         02/25/2042          3,835,200
   5,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS
              A+/-++                                                                    3.81         02/25/2042          4,787,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES (continued)
$  3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(C)         6.00%        08/25/2011    $       698,250
   1,359,246  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3         4.22         02/15/2010          1,363,088
   3,125,000  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                            5.11         03/15/2010          3,174,653
   1,919,790  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-               3.64         12/25/2033          1,783,265
   2,246,097  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6         4.86         12/25/2032          2,055,744
   3,000,000  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++                           2.84         06/25/2037          2,910,000
   1,427,451  SASC SERIES 2006-GEL3 CLASS A1+/-++                                       3.26         07/25/2036          1,391,248
   1,732,925  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                             3.33         11/25/2035          1,606,659
   1,500,000  SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                           4.33         04/16/2018          1,462,734
   2,500,000  SLMA STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                         5.04         09/15/2020          2,438,422
   1,468,699  SSB RV TRUST SERIES 2001-1 CLASS A5                                       6.30         04/15/2016          1,475,909
     459,743  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                 5.41         08/12/2011            460,560
   2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+/-++          3.28         05/16/2011          2,398,438
   3,000,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS A+/-             3.16         06/15/2012          2,951,250
   3,000,000  US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+/-++                  5.41         09/01/2019          2,952,189
   1,340,847  USXL FUNDING LLC SERIES 2006-1A CLASS A++                                 5.38         04/15/2014          1,259,592
     100,844  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 CLASS
              A+/-                                                                      3.57         12/25/2032             95,152
     824,834  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 CLASS
              AII1+/-                                                                   3.40         07/02/2018            711,162
   1,049,888  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                CLASS A+/-                                                              3.36         06/25/2034          1,000,364
   3,831,533  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A CLASS
              A+/-++(I)                                                                 3.27         07/25/2037          3,306,613
   1,160,411  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                          4.79         04/20/2010          1,164,397
   2,500,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+/-++          3.15         05/15/2014          2,335,002

   3,000,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                  5.39         05/15/2013          3,077,030

TOTAL ASSET BACKED SECURITIES (COST $125,234,789)                                                                      119,357,094
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.42%
   2,678,651  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-(I)              3.35         06/25/2037          2,314,104
   2,624,526  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-1
              CLASS A3                                                                  4.88         11/10/2042          2,600,632
      60,441  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-            7.35         07/20/2032             60,714
     573,234  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-            6.43         02/25/2033            571,820
   2,175,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
              CLASS A2                                                                  4.74         09/11/2042          2,138,860
   1,239,234  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-            3.35         05/25/2035          1,137,704
   1,800,367  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-           6.10         07/20/2035          1,440,151
     984,693  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-            6.03         06/30/2035            891,147
   4,154,632  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-          6.62         08/25/2046          3,631,404
   3,360,851  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-(I)        3.28         04/25/2047          2,863,796
   1,944,432  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3                           5.23         04/25/2025          1,869,034
   1,702,013  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1                           5.65         12/29/2034          1,592,374
   2,929,775  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                      3.54         11/25/2034          2,893,905
   3,139,550  CPS AUTO TRUST SERIES 2006-A CLASS A3++                                   5.24         10/15/2010          3,149,061
   2,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
              2001-CP4 CLASS A4                                                         6.18         12/15/2035          2,029,551
     312,350  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
              2002-AR17 CLASS 2A1+/-                                                    7.20         12/19/2039            330,658
     138,256  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
              2003-AR2 CLASS 2A1+/-                                                     6.81         02/25/2033            143,116
     895,210  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  4.13         09/25/2033            847,631
     141,735  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-          3.39         05/25/2031            139,599
     399,865  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-           3.66         09/25/2031            399,576
   1,918,545  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A             7.00         02/25/2043          2,080,053
   2,221,631  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-          6.36         02/25/2043          2,277,469
   3,519,377  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2            7.00         03/25/2043          3,797,779
   2,749,809  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2            7.00         07/25/2043          2,987,661
   3,240,277  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A             7.50         09/25/2043          3,436,719
   2,242,810  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-         5.99         02/25/2045          2,284,090
     229,004  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-             6.51         11/19/2032            228,645
     161,996  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                         7.55         11/10/2023            161,856
     647,020  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                               7.50         05/25/2042            700,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    356,234  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                             3.23%        09/26/2033    $       348,564
     815,182  FNMA SERIES 2002-90 CLASS A2                                              6.50         11/25/2042            864,408
   1,669,583  FNMA SERIES 2003-W4 CLASS 3A                                              7.00         10/25/2042          1,767,916
   1,791,190  FNMA SERIES 2004-W2 CLASS 2A2                                             7.00         02/25/2044          1,961,271
   3,837,117  FNMA SERIES 2007-88 CLASS HC+/-                                           5.27         09/25/2037          3,960,391
      45,796  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                               3.38         08/25/2031             45,355
     750,070  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                  7.50         08/25/2042            825,349
     120,440  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                              3.50         02/25/2033            118,753
   2,923,867  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS
              A2                                                                        4.71         05/10/2043          2,888,225
   3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS
              A4+/-                                                                     5.05         07/10/2045          2,970,588
   2,989,392  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-C1
              CLASS A2                                                                  4.47         05/10/2043          2,941,413
     541,824  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS
              A2+/-                                                                     3.70         03/25/2027            420,071
   4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS
              A2+/-(I)                                                                  3.29         02/25/2036          3,063,620
   2,917,428  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS
              A1A+/-(I)                                                                 3.43         02/25/2036          2,539,681
   5,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C2
              CLASS A2                                                                  4.02         01/05/2036          4,930,624
   7,000,759  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    3.54         10/25/2034          6,866,901
   4,277,972  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                  3.49         03/25/2035          4,229,201
   4,140,154  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-++                  3.49         09/25/2035          3,841,252
   1,780,971  GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++(I)                  3.44         03/25/2035          1,553,062
   1,739,529  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-               3.46         01/19/2035          1,608,627
     691,561  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-(I)                          3.36         09/16/2035            485,782
   2,613,231  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-(I)                              6.45         05/25/2037          2,598,763
     919,502  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(I)                             3.46         05/25/2037            680,432
     677,882  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS
              2A2+/-                                                                    4.21         02/25/2033            680,394
   2,098,031  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-             3.50         03/15/2025          1,879,746
   1,215,868  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-           5.84         03/25/2028          1,161,929
   1,220,275  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-            3.48         04/25/2028          1,183,627
     910,189  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-            3.37         04/25/2029            892,858
   2,142,009  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
              A3+/-                                                                     4.99         03/25/2033          2,147,548
   1,291,718  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST SERIES
              2003-1 CLASS A+/-                                                         3.41         11/25/2015          1,159,048
     121,918  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-               3.52         11/10/2030            121,790
     449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-                 7.56         11/10/2030            450,866
     466,216  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                  3.98         02/25/2033            431,988
     403,341  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2002-
              HS3 CLASS 2A+/-                                                           3.72         08/25/2032            270,575
     445,577  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-
              HS1 CLASS AII+/-                                                          3.43         12/25/2032            291,778
     750,295  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2004-
              HS3 CLASS A+/-                                                            3.40         09/25/2029            615,754
   1,733,608  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                              3.51         10/20/2027          1,684,857
     536,615  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                          3.77         06/20/2033            533,332
   1,586,397  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                          3.43         12/20/2033          1,556,591
     742,540  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                3.47         10/19/2026            710,389
   4,109,193  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
              1999-20B CLASS 1                                                          5.95         02/01/2019          4,265,856
     197,153  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
              2000-10C CLASS 1                                                          7.88         05/01/2010            201,654
     831,051  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
              2A1+/-                                                                    3.83         03/25/2033            834,502
   1,522,788  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS A++         5.67         11/30/2034          1,465,683
   1,636,053  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4 CLASS
              A+/-                                                                      3.49         09/25/2025          1,597,033
   4,060,761  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS
              1A1++                                                                     6.00         11/25/2036          4,258,114
     899,929  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS
              A1+/-++(I)                                                                3.39         08/25/2046            832,434
   2,287,845  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
              A1+/-++(I)                                                                3.66         05/25/2047          1,949,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
              A4+/-                                                                     5.29%        07/15/2042    $     2,483,720
   1,337,427  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2003-
              AR1 CLASS A6+/-                                                           5.63         03/25/2033          1,333,715
   2,364,620  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-
              AR1 CLASS A1A+/-                                                          3.46         01/25/2035          2,133,722
     954,351  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-
              AR6 CLASS 2A1A+/-                                                         3.37         04/25/2035            866,911
   2,261,238  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-
              C3 CLASS A4+/-                                                            5.42         07/25/2047          2,218,952
   4,686,076  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-
              AR11 CLASS 3A1A+/-                                                        5.44         09/25/2046          3,878,885
   1,922,470  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-
              AR3 CLASS A1A+/-                                                          5.66         02/25/2046          1,710,535
   2,101,272  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-
              AR4 CLASS DA+/-(I)                                                        5.76         06/25/2046          1,723,043
   3,246,436  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-
              AR5 CLASS 5A+/-(I)                                                        5.51         06/25/2046          2,973,338

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $158,688,354)                                                          151,010,606
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 8.10%

APPAREL & ACCESSORY STORES: 0.32%
   1,770,000  FEDERATED DEPARTMENT STORES INCORPORATED                                  6.63         09/01/2008          1,782,615
                                                                                                                   ---------------
COMMUNICATIONS: 0.23%
   1,226,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      7.25         09/01/2008          1,245,439
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 1.20%
   2,000,000  ROSLYN BANCORP INCORPORATED                                               7.50         12/01/2008          2,052,986
   1,500,000  SOVEREIGN BANK+/-SS.                                                      4.38         08/01/2013          1,501,155
   3,035,000  WACHOVIA CORPORATIONSS.                                                   6.30         04/15/2008          3,041,735

                                                                                                                         6,595,876
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.71%
   1,700,000  DUKE ENERGY FIELD SERVICES LLC                                            7.88         08/16/2010          1,835,949
   2,000,000  SOUTHWESTERN PUBLIC SERVICE                                               6.20         03/01/2009          2,050,240

                                                                                                                         3,886,189
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.42%
   2,250,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                       4.75         08/15/2010          2,332,544
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 1.37%
   2,500,000  GENERAL MILLS INCORPORATED                                                6.38         10/15/2008          2,538,245
   2,500,000  GENERAL MILLS INCORPORATED+/-                                             4.02         01/22/2010          2,419,480
   2,500,000  PEPSIAMERICAS INCORPORATED                                                6.38         05/01/2009          2,605,933

                                                                                                                         7,563,658
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 0.35%
   2,000,000  CVS CAREMARK CORPORATION+/-                                               5.42         06/01/2010          1,933,508
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.46%
   2,550,000  CPG PARTNERS LP                                                           3.50         03/15/2009          2,519,742
                                                                                                                   ---------------
INSURANCE CARRIERS: 0.52%
   2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                              5.16         09/15/2009          2,837,359
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
METAL MINING: 0.37%
$  2,000,000  ALCAN INCORPORATED                                                        6.25%        11/01/2008    $     2,026,662
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.57%
     339,822  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                  5.62         07/15/2009            349,731
   2,800,000  FORTUNE BRANDS INCORPORATED<<                                             6.25         04/01/2008          2,805,550

                                                                                                                         3,155,281
                                                                                                                   ---------------
REAL ESTATE: 0.37%
   1,950,000  DUKE-WEEKS REALTY                                                         7.75         11/15/2009          2,029,347
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.46%
   2,500,000  PROLOGIS TRUST                                                            5.25         11/15/2010          2,531,450
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.39%
   2,000,000  WESTERN FINANCIAL BANK                                                    9.63         05/15/2012          2,152,360
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.36%
   2,000,000  CARGILL INCORPORATED++                                                    3.63         03/04/2009          1,989,918
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $44,281,226)                                                                        44,581,948
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS@: 0.72%
   3,970,000  SABMILLER PLC+/-++                                                        5.03         07/01/2009          3,986,547

TOTAL FOREIGN CORPORATE BONDS (COST $3,972,789)                                                                          3,986,547
                                                                                                                   ---------------
LOAN PARTICIPATION: 0.58%
     686,255  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                           6.22         10/15/2020            691,882
   1,217,215  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                     3.61         06/25/2016          1,218,067
   1,310,965  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP SERIES
              D#66                                                                      5.37         09/08/2019          1,299,560

TOTAL LOAN PARTICIPATION (COST $3,214,277)                                                                               3,209,509
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 5.80%
   4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE
              SERIES VIII-A2+/-SS.                                                      5.81         12/01/2032          4,700,000
   2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D PROPERTY TAX REVENUE         5.05         07/01/2008          2,012,580
   3,000,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION                           5.24         07/01/2011          3,089,430
   1,915,000  NEW YORK STATE DORM AUTHORITY STATE INCOME TAX REVENUE SERIES E
              (COLLEGE & UNIVERSITY REVENUE)                                            4.92         03/15/2010          1,984,112
   1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B (PROPERTY
              TAX REVENUE)                                                              2.75         03/15/2008            999,910
   3,395,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA
              INSURED)                                                                  5.57         09/01/2016          3,441,070
   4,520,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                     5.84         09/01/2016          4,576,319
   3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED INTEREST
              SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                            3.22         06/30/2010          2,785,770
   3,595,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                            6.04         10/01/2030          3,611,106
   3,735,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE
              REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY BANK
              LOC)                                                                      5.50         07/01/2026          3,728,314
   1,025,000  WASHINGTON COUNTY PA SERIES C (GO - STATES, TERRITORIES, MBIA
              INSURED)                                                                  5.29         09/01/2008          1,034,984

TOTAL MUNICIPAL BONDS & NOTES (COST $31,529,059)                                                                        31,963,595
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 7.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.30%
      57,382  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          $        57,382
     885,928  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    885,928
     708,743  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       708,743

                                                                                                                         1,652,053
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 7.42%
$    120,486  AMSTEL FUNDING CORPORATION                                                3.32%        03/17/2008            120,308
     283,497  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008            282,999
     354,371  APRECO LLC                                                                3.20         03/10/2008            354,088
     166,555  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008            166,295
     531,557  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008            530,782
   2,126,228  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,126,800)                                               3.23         03/03/2008          2,126,228
     885,928  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008            885,254
     531,557  BNP PARIBAS+/-                                                            3.14         08/07/2008            530,856
   1,240,300  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,240,632)                                                         3.21         03/03/2008          1,240,300
     885,928  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $886,162)                                                           3.17         03/03/2008            885,928
     345,512  CAFCO LLC++                                                               3.32         03/11/2008            345,193
     177,186  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008            177,120
     503,331  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008            502,542
     797,336  CHARTA LLC++                                                              3.36         03/24/2008            795,629
     504,979  CHEYNE FINANCE LLC+/-++(I)^^(A)                                           5.12         02/25/2008            454,481
     109,855  CIESCO LLC                                                                3.16         03/24/2008            109,634
   2,126,228  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,126,800)                                3.23         03/03/2008          2,126,228
     442,964  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008            441,303
   2,126,228  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,126,800)                                               3.23         03/03/2008          2,126,228
     438,535  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            438,020
   1,284,596  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008          1,283,289
     717,602  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008            716,964
   1,247,387  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008          1,246,916
     354,371  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            353,982
     283,497  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008            283,497
   1,417,486  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008          1,416,850
   2,126,228  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $2,126,795)                           3.20         03/03/2008          2,126,228
     620,150  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            620,150
   2,126,228  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,126,800)                                               3.23         03/03/2008          2,126,228
     487,261  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008            487,171
   2,126,228  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,126,895)                                3.20         03/03/2008          2,126,228
     442,964  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008            442,921
   1,219,038  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008          1,216,307
     265,779  MORGAN STANLEY+/-                                                         3.20         04/07/2008            265,779
     272,423  MORGAN STANLEY+/-                                                         3.25         10/15/2008            272,381
   1,328,893  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,329,248)                                               3.21         03/03/2008          1,328,893
     442,964  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008            441,075
     315,391  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008            315,692
     831,975  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008            830,837
     487,261  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            486,417
     380,949  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            380,779
     318,934  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            318,611
     354,371  SLM CORPORATION+/-++                                                      3.16         05/12/2008            353,271

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    708,743  STANFIELD VICTORIA FUNDING LLC+/-++(I)^^(A)                               5.27%        04/03/2008    $       631,915
     474,858  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008            474,770
     850,491  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008            849,225
   1,771,857  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008          1,771,857
     442,964  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008            442,644
     896,560  VERSAILLES CDS LLC                                                        3.60         03/13/2008            895,484
     442,964  VICTORIA FINANCE LLC+/-++(I)^^(A)                                         5.11         05/02/2008            394,947
     442,964  VICTORIA FINANCE LLC+/-++(I)^^(A)                                         3.61         08/07/2008            394,947
     708,743  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009            704,172
     230,341  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008            229,855

                                                                                                                        40,869,698
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,099,112)                                                              42,521,751
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 13.51%
  74,423,588  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              74,423,588
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $74,423,588)                                                                         74,423,588
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $601,881,668)*                                                  107.15%                                      $   590,193,326

OTHER ASSETS AND LIABILITIES, NET                                      (7.15)                                          (39,384,611)
                                                                      ------                                       ---------------

TOTAL NET ASSETS                                                      100.00%                                      $   550,808,715
                                                                      ------                                       ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $74,423,588.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES: 50.02%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.07%
$  1,860,077  FHLMC # 1G2254+/-                                                         6.41%        10/01/2037    $     1,924,820
   4,900,573  FHLMC #1B3391+/-                                                          5.77         05/01/2037          5,029,634
   5,474,755  FHLMC #1H1402+/-                                                          5.53         06/01/2037          5,585,761
   4,889,143  FHLMC #1J1389+/-                                                          6.68         11/01/2036          5,058,589
   4,782,844  FHLMC #1J1465+/-                                                          5.89         01/01/2037          4,904,277
   6,423,803  FHLMC #1J1578+/-                                                          6.01         04/01/2037          6,587,325
   5,746,363  FHLMC #1J1581+/-                                                          5.92         04/01/2037          5,913,436
   7,604,835  FHLMC #1J1647+/-<<                                                        5.88         04/01/2037          7,819,091
   5,340,051  FHLMC #1J2842+/-                                                          6.15         09/01/2037          5,505,090
   3,586,970  FHLMC #1N0148+/-                                                          5.85         04/01/2036          3,659,301
   3,931,981  FHLMC #1N0287+/-                                                          6.57         11/01/2036          4,073,247
   1,941,211  FHLMC #E01279                                                             5.50         01/01/2018          1,992,085
   5,000,896  FHLMC #E01497<<                                                           5.50         11/01/2018          5,131,020
   1,110,573  FHLMC #E01539                                                             5.50         12/01/2018          1,139,424
   2,271,424  FHLMC #E96462                                                             4.50         05/01/2018          2,282,293
   6,031,416  FHLMC #G02455<<                                                           5.50         10/01/2030          6,103,308
   2,110,418  FHLMC #G11594                                                             5.50         08/01/2019          2,165,125
   5,307,514  FHLMC #G11658<<                                                           5.50         01/01/2020          5,435,154
   2,780,127  FHLMC #G11720                                                             4.50         08/01/2020          2,788,638
   3,673,248  FHLMC #G11786                                                             5.00         10/01/2014          3,794,337
   3,583,971  FHLMC #G11850                                                             5.50         07/01/2020          3,670,162
   4,387,547  FHLMC #G11940                                                             5.50         05/01/2020          4,493,063
   3,375,143  FHLMC #G11944                                                             5.50         07/01/2020          3,456,311
   4,137,703  FHLMC #G11983                                                             5.50         01/01/2020          4,237,210
   1,581,635  FHLMC #G12258                                                             6.00         08/01/2016          1,635,488
   3,030,158  FHLMC #G12474<<                                                           5.50         01/01/2017          3,105,413
   5,087,632  FHLMC #G12791<<                                                           4.50         01/01/2020          5,111,978
   3,980,770  FHLMC #G12827                                                             5.50         02/01/2021          4,085,731
   3,045,694  FHLMC #G12888<<                                                           5.50         07/01/2018          3,125,999
  11,236,724  FHLMC #G12900<<                                                           4.50         11/01/2019         11,290,494
   6,809,156  FHLMC #G12995                                                             5.00         01/01/2021          6,912,753
   1,337,853  FHLMC #J02372                                                             5.50         05/01/2020          1,372,533
   1,304,607  FHLMC #J02373                                                             5.50         05/01/2020          1,338,425
   1,842,600  FHLMC #J02376                                                             6.00         05/01/2020          1,902,508
   1,440,895  FHLMC #J04514                                                             5.50         03/01/2017          1,478,887
   3,404,561  FHLMC #M30033                                                             4.50         04/01/2020          3,424,955
  18,233,000  FHLMC TBA%%                                                               6.00         03/01/2022         18,802,781

                                                                                                                       166,336,646
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 36.33%

   2,591,232  FNMA #190129                                                              6.00         11/01/2023          2,657,193
   6,404,043  FNMA #190337<<                                                            5.00         07/01/2033          6,336,541
   3,904,700  FNMA #254758                                                              4.50         06/01/2013          3,985,688
  33,872,807  FNMA #254868                                                              5.00         09/01/2033         33,515,772
   7,432,969  FNMA #254949<<                                                            5.00         11/01/2033          7,354,622
   1,411,645  FNMA #256559                                                              5.50         01/01/2017          1,449,079
   1,288,401  FNMA #256646                                                              5.50         03/01/2017          1,322,567
   4,599,165  FNMA #256682<<                                                            5.50         04/01/2017          4,721,125
   5,139,969  FNMA #256719<<                                                            5.50         05/01/2017          5,276,270
         179  FNMA #545213                                                              5.50         08/01/2016                184
         408  FNMA #681308                                                              5.50         02/01/2018                419
   5,450,262  FNMA #694406                                                              5.50         03/01/2033          5,503,462
   1,418,794  FNMA #699613                                                              5.50         06/01/2033          1,432,643
  14,027,987  FNMA #702005<<                                                            5.50         05/01/2033         14,164,915
  14,854,229  FNMA #725222<<                                                            5.50         02/01/2034         14,999,223
  10,670,396  FNMA #725610<<                                                            5.50         07/01/2034         10,759,632
   6,176,234  FNMA #725611<<                                                            5.50         06/01/2034          6,236,521
      88,146  FNMA #728720<<                                                            5.00         07/01/2033             87,217
   6,441,507  FNMA #728877                                                              5.00         08/01/2033          6,373,611
  22,953,117  FNMA #735224<<                                                            5.50         02/01/2035         23,177,165

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 10,840,488  FNMA #745121                                                              5.50%        12/01/2018    $    11,135,987
   4,378,919  FNMA #745271                                                              4.50         09/01/2018          4,406,933
  11,057,173  FNMA #745314                                                              4.00         05/01/2034         10,332,309
   3,386,091  FNMA #745526                                                              6.00         05/01/2021          3,503,679
   5,054,126  FNMA #745899+/-                                                           5.94         10/01/2036          5,196,806
   2,091,337  FNMA #868444+/-                                                           5.74         04/01/2036          2,143,621
   4,138,459  FNMA #888061+/-<<                                                         5.08         10/01/2036          4,208,624
  13,038,700  FNMA #888091<<                                                            5.50         12/01/2030         13,175,235
   6,119,879  FNMA #888202<<                                                            5.50         02/01/2017          6,282,165
   1,376,901  FNMA #888254+/-                                                           5.18         11/01/2036          1,402,266
   5,102,909  FNMA #888325+/-                                                           5.81         04/01/2037          5,309,218
   3,860,586  FNMA #888748+/-                                                           5.50         06/01/2036          3,947,335
  10,918,162  FNMA #888828<<                                                            5.00         10/01/2018         11,081,920
  17,452,464  FNMA #888889                                                              4.50         12/01/2018         17,564,116
     286,146  FNMA #888911+/-                                                           6.11         11/01/2037            292,369
   4,233,958  FNMA #888964<<                                                            7.00         11/01/2037          4,457,540
  11,732,810  FNMA #889012                                                              6.50         12/01/2037         12,100,007
  44,113,716  FNMA #889069<<                                                            5.50         01/01/2021         45,316,206
   4,017,531  FNMA #889115<<                                                            5.50         12/01/2019          4,114,740
  16,502,622  FNMA #889125                                                              5.00         12/01/2021         16,738,435
  33,483,000  FNMA #889158<<                                                            4.50         02/01/2023         33,629,471
  36,391,259  FNMA #889182                                                              5.00         02/01/2038         37,835,537
   2,136,906  FNMA #905618+/-                                                           6.10         12/01/2036          2,182,983
   1,303,222  FNMA #905629+/-                                                           6.12         12/01/2036          1,349,616
   5,672,205  FNMA #906216+/-                                                           5.95         01/01/2037          5,801,602
   1,545,530  FNMA #906403+/-                                                           6.03         01/01/2037          1,593,442
   1,823,536  FNMA #906404+/-                                                           5.96         01/01/2037          1,854,878
   1,323,649  FNMA #909569+/-                                                           5.88         02/01/2037          1,362,035
   1,612,889  FNMA #914819+/-                                                           5.98         04/01/2037          1,662,244
   1,120,741  FNMA #914820+/-                                                           6.02         04/01/2037          1,141,405
   3,056,386  FNMA #917831+/-                                                           5.60         05/01/2037          3,128,149
   2,440,115  FNMA #917894+/-                                                           5.78         05/01/2037          2,495,018
   6,401,777  FNMA #922164+/-                                                           5.70         05/01/2037          6,584,458
   3,230,237  FNMA #928939<<                                                            7.00         12/01/2037          3,400,816
   4,022,574  FNMA #938180+/-                                                           5.81         06/01/2037          4,141,109
   2,470,383  FNMA #942691+/-                                                           6.06         08/01/2037          2,552,943
   1,527,712  FNMA #944357                                                              6.00         06/01/2022          1,578,852
   3,498,060  FNMA #945032+/-                                                           5.77         08/01/2037          3,589,170
   2,359,618  FNMA #946607+/-                                                           6.09         09/01/2037          2,427,444
   2,690,594  FNMA #949593                                                              6.00         08/01/2022          2,780,661
   5,996,015  FNMA #965628                                                              6.50         01/01/2038          6,183,670
     693,000  FNMA TBA%%                                                                6.00         03/01/2022            715,739
  33,878,000  FNMA TBA%%                                                                4.50         03/01/2023         33,888,570
  13,315,000  FNMA TBA%%                                                                5.00         03/01/2023         13,460,639
  16,027,000  FNMA TBA%%                                                                5.50         03/01/2023         16,377,591
  96,484,000  FNMA TBA%%                                                                6.50         04/01/2027         99,770,438
  25,492,000  FNMA TBA%%                                                                5.50         03/01/2034         25,635,393
  10,546,000  FNMA TBA%%                                                                5.50         04/01/2037         10,585,548
   1,422,000  FNMA TBA%%                                                                6.50         03/01/2038          1,473,548
   4,762,000  FNMA TBA%%                                                                7.00         03/01/2038          5,010,519

                                                                                                                       666,256,848
                                                                                                                   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.62%
   5,965,364  GNMA #781658                                                              6.00         10/15/2033          6,192,266
  10,464,461  GNMA #782044<<                                                            6.50         12/15/2032         10,972,391
  27,701,000  GNMA TBA%%                                                                6.50         03/01/2037         28,809,040
  37,005,000  GNMA TBA%%                                                                6.50         03/01/2038         38,635,514

                                                                                                                        84,609,211
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $903,992,836)                                                                            917,202,705
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 6.66%
$  7,328,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-2 CLASS A+/-                  3.37%        07/15/2013    $     7,130,826
   3,908,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
              CLASS A3                                                                  5.27         10/08/2009          3,997,455
   1,111,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8                 5.59         11/17/2014          1,171,418
   1,169,019  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03         10/15/2009          1,176,016
      17,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A              5.00         04/15/2011             17,225
   2,265,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4A CLASS A4              5.30         12/15/2011          2,321,327
   3,077,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2007-A8 CLASS A8               5.65         09/20/2019          3,117,902
  10,765,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2008-A1 CLASS A1               5.35         02/07/2020         10,647,074
   2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2006-1 CLASS A2                                                           5.68         07/25/2036          2,310,903
   2,283,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2006-2 CLASS A2                                                           5.56         09/25/2036          2,270,475
   2,712,206  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
              CLASS A2A+/-                                                              3.18         12/25/2036          2,550,835
   2,048,448  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                            3.23         09/15/2011          2,047,651
   5,469,000  COMET SERIES 2007-A7 CLASS A7                                             5.75         07/15/2020          5,608,957
   1,404,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
              CLASS A5                                                                  6.21         12/30/2011          1,485,568
   4,332,125  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2             5.55         08/25/2021          4,226,916
   1,173,929  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1+/-          3.24         05/25/2047          1,106,717
   2,322,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                         4.94         02/08/2012          2,389,087
   2,714,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                         5.28         03/08/2013          2,805,443
  12,759,000  DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                        5.65         03/16/2020         12,915,758
   3,607,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                  5.26         04/25/2037          3,511,218
   2,606,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A3A                      5.15         11/15/2011          2,681,970
     267,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A4A                      5.24         07/15/2012            275,447
   3,383,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34         01/15/2010          3,411,781
   3,640,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                  4.25         02/15/2013          3,641,820
     753,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A3A                    5.04         01/17/2012            766,972
   4,195,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                     5.21         03/17/2014          4,285,458
     194,429  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B            5.14         11/25/2035            193,915
   2,717,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7                2.65         11/15/2010          2,711,974
     118,937  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-                3.21         12/25/2035            118,178
   1,255,509  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                 3.18         01/25/2037          1,216,692
   1,113,385  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                3.19         12/25/2036          1,068,279
   1,188,654  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-          3.25         02/25/2047          1,184,691
   5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-           3.17         08/15/2012          5,077,689
   9,273,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4                5.16         03/17/2014          9,576,538
     521,949  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
              CLASS AF1                                                                 5.42         12/25/2036            515,719
   1,311,743  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
              2003-RS7 CLASS AI6+/-                                                     5.34         08/25/2033          1,324,604
   2,916,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                             4.41         07/25/2025          2,886,840
   1,112,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                 5.52         11/12/2012          1,093,478
   1,385,342  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26         11/14/2011          1,376,589
   1,491,945  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                              3.53         06/15/2011          1,493,955
      34,112  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                              3.90         07/15/2009             34,131
     125,926  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                         4.25         06/17/2010            126,221
   2,881,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                  5.39         05/15/2013          2,954,975
   1,376,000  WORLD OMNI RECEIVABLES TRUST SERIES 2007-B CLASS A3A                      5.28         01/17/2012          1,408,305

TOTAL ASSET BACKED SECURITIES (COST $121,661,178)                                                                      122,234,992
                                                                                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 26.39%
   3,739,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                           5.42         04/15/2037          3,577,849
   4,697,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2005-6 CLASS A4+/-                                                        5.18         09/10/2047          4,520,158
   2,922,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2000-1 CLASS A2A+/-                                                       7.33         11/15/2031          2,987,210
   1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2002-PB2 CLASS B                                                          6.31         06/11/2035          1,195,978

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,266,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2003-1 CLASS A2                                                           4.65%        09/11/2036    $     1,201,762
   3,355,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2004-1 CLASS A4                                                           4.76         11/10/2039          3,186,518
     393,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2004-2 CLASS A5                                                           4.58         11/10/2038            370,037
   7,375,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
              SERIES 2000-WF1 CLASS A2+/-                                               7.78         02/15/2032          7,627,639
   4,661,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
              SERIES 2004-ESA CLASS C++                                                 4.94         05/14/2016          4,795,260
   2,506,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
              SERIES 2005-T18 CLASS A4+/-                                               4.93         02/13/2042          2,363,913
     649,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
              CLASS A6                                                                  4.83         11/11/2041            616,780
   5,971,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
              CLASS A2++                                                                6.10         07/16/2034          6,045,588
   2,528,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-LP5
              CLASS A4+/-                                                               4.98         05/10/2043          2,398,178
   3,814,945  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-           3.21         07/25/2036          3,664,969
   2,018,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CF2 CLASS A4                                                  6.51         02/15/2034          2,063,189
   1,257,775  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CK1 CLASS A3                                                  6.38         12/18/2035          1,281,122
   3,523,871  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CKN5 CLASS A4                                                 5.44         09/15/2034          3,507,103
   2,325,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2002-CKN2 CLASS A3                                                 6.13         04/15/2037          2,356,914
   2,602,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2003-C4 CLASS A4+/-                                                5.14         08/15/2036          2,509,923
   4,925,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2003-C5 CLASS A4+/-                                                4.90         12/15/2036          4,700,221
   1,249,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2003-CK2 CLASS A4                                                  4.80         03/15/2036          1,189,575
   5,926,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2004-C2 CLASS A2+/-                                                5.42         05/15/2036          5,828,763
   1,182,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2005-C1 CLASS AAB                                                  4.82         02/15/2038          1,144,546
   2,895,398  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-          7.30         06/10/2032          2,949,915
   2,993,654  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B             7.34         10/10/2032          3,068,524
   2,446,742  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B            7.18         11/10/2033          2,532,643
   7,710,499  FHLB SERIES I7-2014 CLASS 1                                               5.34         03/20/2014          8,200,839
  14,660,373  FHLB SERIES VN-2015 CLASS A                                               5.46         11/27/2015         15,566,911
   4,798,000  FHLMC SERIES 2542 CLASS ES                                                5.00         12/15/2017          4,968,543
   3,954,000  FHLMC SERIES 2558 CLASS BD                                                5.00         01/15/2018          4,074,727
   2,511,761  FHLMC SERIES 2583 CLASS TD                                                4.50         12/15/2013          2,548,314
   2,815,000  FHLMC SERIES 2590 CLASS NU                                                5.00         06/15/2017          2,919,831
   2,482,438  FHLMC SERIES 2614 CLASS TD                                                3.50         05/15/2016          2,472,677
   2,565,000  FHLMC SERIES 2623 CLASS AJ                                                4.50         07/15/2016          2,590,952
       3,973  FHLMC SERIES 2631 CLASS MT                                                3.50         01/15/2022              3,968
   1,775,287  FHLMC SERIES 2645 CLASS MK                                                3.50         07/15/2022          1,773,123
   1,015,000  FHLMC SERIES 2725 CLASS PC                                                4.50         05/15/2028          1,029,733
     417,597  FHLMC SERIES 2727 CLASS PW                                                3.57         06/15/2029            417,129
   1,301,919  FHLMC SERIES 2780 CLASS TB                                                3.00         12/15/2024          1,295,541
   2,808,000  FHLMC SERIES 2790 CLASS TN                                                4.00         05/15/2024          2,611,942
   1,122,003  FHLMC SERIES 2814 CLASS BD                                                4.00         04/15/2018          1,126,964
   1,538,899  FHLMC SERIES 2975 CLASS EA                                                5.00         05/15/2018          1,569,491
     315,237  FHLMC SERIES 3000 CLASS PA                                                3.90         01/15/2023            317,284
   3,862,873  FHLMC SERIES 3017 CLASS TA                                                4.50         08/15/2035          3,901,777
   2,882,238  FHLMC SERIES 3020 CLASS MA                                                5.50         04/15/2027          2,949,212
   5,336,158  FHLMC SERIES 3034 CLASS EH<<                                              5.50         12/15/2034          5,554,940
   2,713,000  FHLMC SERIES 3062 CLASS LC                                                5.50         11/15/2028          2,809,701
   1,638,261  FHLMC SERIES 3075 CLASS PA                                                5.50         07/15/2025          1,669,526
   2,601,029  FHLMC SERIES 3078 CLASS PA                                                5.50         07/15/2024          2,650,121

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,748,500  FHLMC SERIES 3104 CLASS QC                                                5.00%        09/15/2031    $     1,778,635
   4,763,000  FHLMC SERIES 3117 CLASS PC                                                5.00         06/15/2031          4,911,182
   5,476,213  FHLMC SERIES 3135 CLASS JA<<                                              6.00         09/15/2027          5,634,774
   4,867,144  FHLMC SERIES 3151 CLASS PA                                                6.00         03/15/2026          4,984,252
   5,549,375  FHLMC SERIES 3164 CLASS NA                                                6.00         02/15/2027          5,712,522
   2,178,000  FHLMC SERIES 3164 CLASS NC                                                6.00         12/15/2032          2,271,717
   5,701,555  FHLMC SERIES 3171 CLASS NE                                                6.00         05/15/2027          5,851,088
   4,960,690  FHLMC SERIES 3173 CLASS PH                                                6.00         09/15/2027          5,108,749
   1,664,664  FHLMC SERIES 3177 CLASS PA                                                6.00         12/15/2026          1,711,449
   3,526,543  FHLMC SERIES 3178 CLASS MA                                                6.00         10/15/2026          3,620,718
     559,859  FHLMC SERIES 3184 CLASS PA                                                5.50         02/15/2027            576,675
   4,198,032  FHLMC SERIES 3192 CLASS GA                                                6.00         03/15/2027          4,319,137
   4,701,000  FHLMC SERIES 3205 CLASS PC                                                6.00         09/15/2032          4,905,302
   3,308,203  FHLMC SERIES 3216 CLASS NA                                                6.00         05/15/2028          3,411,287
   1,900,000  FHLMC SERIES 3268 CLASS HC                                                5.00         12/15/2032          1,909,447
   1,537,000  FHLMC SERIES 3279 CLASS PA                                                5.50         02/15/2023          1,576,473
   2,687,000  FHLMC SERIES 3289 CLASS PB                                                5.00         11/15/2029          2,764,784
   2,053,000  FHLMC SERIES 3298 CLASS VB                                                5.00         11/15/2025          2,014,199
   2,131,543  FHLMC SERIES 3312 CLASS AP                                                5.50         11/15/2025          2,203,858
   6,861,783  FHLMC SERIES 3316 CLASS HA<<                                              5.00         07/15/2035          7,007,855
   1,251,000  FHLMC SERIES 3316 CLASS PB                                                5.50         03/15/2031          1,297,912
  12,744,134  FHLMC SERIES 3325 CLASS JL<<                                              5.50         06/15/2037         13,237,527
     637,000  FHLMC SERIES 3326 CLASS PC                                                5.50         08/15/2032            651,223
   4,233,555  FHLMC SERIES 3347 CLASS PA<<                                              5.00         06/15/2028          4,346,403
   2,607,000  FHLMC SERIES 3372 CLASS BD                                                4.50         10/15/2022          2,518,549
   2,212,996  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
              CLASS A2                                                                  7.39         12/15/2031          2,274,523
   1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
              CLASS B                                                                   6.42         12/12/2033          1,611,173
   1,671,535  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGES SERIES 2000-C2
              CLASS A2                                                                  7.20         10/15/2032          1,730,645
     438,627  FNMA SERIES 2003-108 CLASS BE                                             4.00         11/25/2018            425,851
     611,844  FNMA SERIES 2003-113 CLASS PN                                             3.50         02/25/2013            610,411
   4,775,759  FNMA SERIES 2003-123 CLASS AB<<                                           4.00         10/25/2016          4,797,828
   1,360,856  FNMA SERIES 2003-15 CLASS CH                                              4.00         02/25/2017          1,365,404
   1,811,317  FNMA SERIES 2003-16 CLASS PN                                              4.50         10/25/2015          1,822,741
   2,952,000  FNMA SERIES 2003-3 CLASS HJ                                               5.00         02/25/2018          3,048,257
   3,185,036  FNMA SERIES 2003-33 CLASS CH                                              4.00         07/25/2017          3,194,092
   7,108,663  FNMA SERIES 2003-34 CLASS QJ                                              4.50         01/25/2016          7,164,022
     130,752  FNMA SERIES 2003-92 CLASS NM                                              3.50         04/25/2013            130,450
   6,513,000  FNMA SERIES 2003-92 CLASS PC                                              4.50         05/25/2015          6,572,937
   1,892,682  FNMA SERIES 2004-34 CLASS PI                                              3.50         05/25/2014          1,888,265
   2,465,854  FNMA SERIES 2004-4 CLASS CA                                               4.00         09/25/2017          2,469,818
   2,239,332  FNMA SERIES 2004-6 CLASS CA                                               4.00         06/25/2017          2,243,676
   1,969,459  FNMA SERIES 2004-60 CLASS PA                                              5.50         04/25/2034          2,035,995
   2,889,959  FNMA SERIES 2004-81 CLASS AG                                              4.00         03/25/2018          2,893,760
   2,263,541  FNMA SERIES 2005-38 CLASS CD                                              5.00         06/25/2019          2,320,448
   1,225,869  FNMA SERIES 2005-45 CLASS BA                                              4.50         11/25/2014          1,225,282
   1,813,439  FNMA SERIES 2005-58 CLASS MA                                              5.50         07/25/2035          1,891,259
   4,172,676  FNMA SERIES 2006-18 CLASS PA                                              5.50         01/25/2026          4,264,656
   4,578,784  FNMA SERIES 2006-41 CLASS MA                                              5.50         04/25/2024          4,654,281
     928,942  FNMA SERIES 2006-53 CLASS PA                                              5.50         12/25/2026            952,686
   1,852,062  FNMA SERIES 2006-64 CLASS PA                                              5.50         02/25/2030          1,912,936
   3,147,000  FNMA SERIES 2007-113 CLASS DB                                             4.50         12/25/2022          3,021,861
   1,799,055  FNMA SERIES 2007-27 CLASS KA                                              5.75         09/25/2033          1,866,410
   7,436,476  FNMA SERIES 2007-30 CLASS MA<<                                            4.25         02/25/2037          7,479,922
   7,284,424  FNMA SERIES 2007-39 CLASS NA<<                                            4.25         01/25/2037          7,336,582
   2,386,647  FNMA SERIES 2007-62 CLASS PA                                              6.00         03/25/2029          2,479,251
   7,412,945  FNMA SERIES 2007-80 CLASS TA                                              6.00         09/25/2026          7,675,665
   2,211,594  FNMA SERIES 2007-81 CLASS AE                                              6.00         08/25/2028          2,297,830
   5,341,087  FNMA SERIES 2007-81 CLASS PA                                              6.00         02/25/2029          5,554,565
   2,154,334  FREDDIE MAC SERIES 3098 CLASS PB                                          5.00         07/15/2025          2,190,647
       5,224  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS A3         6.03         08/11/2033              5,262

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  4,098,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C1
              CLASS A3                                                                 4.60%         11/10/2038    $     3,857,426
   3,697,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
              CLASS A4+/-                                                              5.19          07/10/2039          3,602,628
   4,714,681  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED+/-                      7.72          03/15/2033          4,874,774
   3,712,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2002-C3 CLASS A2                                                         4.93          07/10/2039          3,581,587
     658,804  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2004-C1 CLASS A1                                                         3.12          03/10/2038            652,649
     271,531  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2004-C2 CLASS A1                                                         3.90          08/10/2038            268,487
   1,854,179  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATION SERIES
              2000-C2 CLASS A2+/-                                                      7.46          08/16/2033          1,922,705
   7,347,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATION SERIES
              2000-C3 CLASS A2                                                         6.96          09/15/2035          7,589,922
   1,317,419  GNMA SERIES 2006-3 CLASS A                                               4.21          01/16/2028          1,329,976
   1,693,000  GNMA SERIES 2006-37 CLASS JG                                             5.00          07/20/2036          1,673,850
   2,585,996  GNMA SERIES 2006-8 CLASS A                                               3.94          08/16/2025          2,595,861
   1,051,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
              1998-C1 CLASS B                                                          6.97          10/18/2030          1,054,449
     329,788  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
              1998-GLII CLASS A2                                                       6.56          04/13/2031            329,227
   4,728,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
              2005-GG5 CLASS A5+/-                                                     5.22          04/10/2037          4,541,227
     594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
              CLASS C+/-                                                               7.02          05/15/2031            601,794
   1,973,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2001-C1 CLASS A3                                                  5.86          10/12/2035          1,984,610
   6,074,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2002-C2 CLASS A2                                                  5.05          12/12/2034          5,886,847
   1,152,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2002-CIB5 CLASS A2                                                5.16          10/12/2037          1,120,964
   4,280,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2003-CB7 CLASS A4+/-                                              4.88          01/12/2038          4,080,984
   1,727,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-CB11 CLASS ASB+/-                                            5.20          08/12/2037          1,687,991
   1,063,850  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-LDP2 CLASS A1                                                4.33          07/15/2042          1,054,297
     636,464  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-LDP3 CLASS A1                                                4.66          08/15/2042            631,106
   1,685,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2006-LDP7 CLASS ASB+/-                                            5.88          04/15/2045          1,664,626
     818,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITY CORPORATION
              SERIES 2006-CB16 CLASS ASB                                               5.52          05/12/2045            798,325
   1,995,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITY SERIES 2006-CB15
              CLASS ASB+/-                                                             5.79          06/12/2043          1,963,578
   1,033,832  JPMORGAN COMMERCIAL MORTGAGE FINANCE COMPANY SERIES 2000-C10
              CLASS A2+/-                                                              7.37          08/15/2032          1,064,793
     397,000  LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES
              1999-C2 CLASS B                                                          7.43          10/15/2032            409,043
   4,857,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
              CLASS A4                                                                 5.59          06/15/2031          4,852,662
   1,370,301  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
              CLASS A2                                                                 3.48          07/15/2027          1,357,451
   1,503,703  MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                        5.52          12/15/2035          1,504,664
   4,079,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                        5.01          04/15/2038          3,937,083
   2,332,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                        4.80          01/13/2041          2,218,189
   3,736,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                       5.04          01/14/2042          3,632,723
   4,893,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                    5.35          11/14/2042          4,760,396
   2,208,025  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4           6.66          02/15/2033          2,263,148
   2,668,521  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4           6.39          07/15/2033          2,722,561
     628,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4           6.39          10/15/2035            641,558
     846,000  SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2             6.59          12/18/2033            864,718

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,447,958  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
              CLASS A2                                                                 4.47%         03/18/2036    $     2,379,099
     100,225  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-         3.66          02/25/2028             95,486
   6,086,159  US BANK NA SERIES 2007-1 CLASS A                                         5.92          05/25/2012          6,308,060
   2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
              A4                                                                       6.29          04/15/2034          2,739,859
   8,334,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
              A4                                                                       4.98          11/15/2034          8,043,989
     942,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS
              A2                                                                       3.99          06/15/2035            862,518
   6,343,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
              A3+/-                                                                    4.96          08/15/2035          6,232,173
     515,070  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
              A1++                                                                     4.24          10/15/2035            504,814
   1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
              A3                                                                       4.45          11/15/2035          1,573,566
   1,074,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS
              A4+/-                                                                    5.01          12/15/2035          1,033,318
   1,709,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS
              A4                                                                       4.75          02/15/2041          1,622,897
   1,546,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
              A4                                                                       5.03          01/15/2041          1,496,211
   2,001,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS
              A6                                                                       4.70          05/15/2044          1,860,696
   2,530,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
              A7+/-                                                                    5.12          07/15/2042          2,413,115
   4,893,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS
              A4+/-                                                                    5.38          10/15/2044          4,737,308
   3,987,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
              APB                                                                      6.00          06/15/2045          3,991,568

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $477,396,129)                                                          483,916,187
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 16.51%

APPAREL & ACCESSORY STORES: 0.22%
   4,140,000  NORDSTROM INCORPORATED                                                   7.00          01/15/2038          4,092,663
                                                                                                                   ---------------

BUSINESS SERVICES: 0.10%
   1,785,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                         6.00          06/15/2012          1,914,511
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS: 0.41%
   1,610,000  ABBOTT LABORATORIES                                                      5.60          11/30/2017          1,697,520
   1,175,000  BRISTOL MYERS SQUIBB COMPANY                                             5.88          11/15/2036          1,134,641
   2,305,000  ESTEE LAUDER COMPANIES INCORPORATED                                      5.55          05/15/2017          2,336,265
   2,360,000  SCHERING-PLOUGH CORPORATION                                              6.55          09/15/2037          2,409,487

                                                                                                                         7,577,913
                                                                                                                   ---------------

COMMUNICATIONS: 1.63%
   3,625,000  AT&T INCORPORATED                                                        5.50          02/01/2018          3,624,793
   2,810,000  AT&T INCORPORATED                                                        6.15          09/15/2034          2,744,968
   7,948,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                       8.38          03/15/2013          8,924,134
     530,000  EMBARQ CORPORATION                                                       8.00          06/01/2036            513,439
   4,475,000  QWEST CORPORATION                                                        7.50          10/01/2014          4,430,250
   6,550,000  SBC COMMUNICATIONS                                                       5.10          09/15/2014          6,647,909
   2,545,000  TIME WARNER ENTERTAINMENT COMPANY LP                                     8.38          07/15/2033          2,936,744

                                                                                                                        29,822,237
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS: 1.07%
   1,325,000  BANK OF AMERICA CORPORATION                                              5.38          06/15/2014          1,376,564
   1,095,000  CAPITAL ONE FINANCIAL CORPORATION                                        6.75          09/15/2017          1,101,001
   3,145,000  CITIGROUP INCORPORATED                                                   3.63          02/09/2009          3,146,456
   9,560,000  CITIGROUP INCORPORATED                                                   6.88          03/05/2038          9,493,960
   1,595,000  JPMORGAN CHASE & COMPANY                                                 6.00          01/15/2018          1,654,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$  2,845,000  PNC FUNDING CORPORATION                                                  5.25%         11/15/2015    $     2,780,106

                                                                                                                        19,553,059
                                                                                                                   ---------------

EATING & DRINKING PLACES: 0.47%
   4,270,000  MCDONALD'S CORPORATION SERIES MTN                                        5.35          03/01/2018          4,369,465
   1,600,000  MCDONALD'S CORPORATION SERIES MTN                                        6.30          03/01/2038          1,643,773
   2,685,000  YUM! BRANDS INCORPORATED                                                 6.88          11/15/2037          2,574,902

                                                                                                                         8,588,140
                                                                                                                   ---------------

ELECTRIC UTILITIES: 0.10%
   1,680,000  PROGRESS ENERGY INCORPORATED                                             6.85          04/15/2012          1,840,289
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES: 2.66%
   1,840,000  ALLEGHENY ENERGY SUPPLY++                                                8.25          04/15/2012          1,959,600
   1,790,000  CMS ENERGY CORPORATION                                                   6.55          07/17/2017          1,779,940
   1,815,000  COMMONWEALTH EDISON COMPANY                                              6.15          09/15/2017          1,904,291
   2,100,000  COMMONWEALTH EDISON COMPANY                                              6.45          01/15/2038          2,069,422
   4,882,000  DPL INCORPORATED                                                         6.88          09/01/2011          5,278,340
   3,175,000  KINDER MORGAN ENERGY PARTNERS LP<<                                       5.95          02/15/2018          3,203,273
   4,285,000  NEVADA POWER COMPANY SERIES A                                            8.25          06/01/2011          4,697,234
   2,135,000  PACIFIC GAS & ELECTRIC COMPANY                                           6.35          02/15/2038          2,195,683
   2,905,000  PACIFICORP                                                               6.25          10/15/2037          3,016,735
   2,602,000  PUBLIC SERVICE COMPANY OF COLORADO                                       7.88          10/01/2012          3,038,082
   4,090,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 08-A                           5.95          02/01/2038          4,100,548
  11,216,000  TAQA ABU DHABI NATIONAL ENERGY COMPANY++                                 5.62          10/25/2012         11,466,453
   2,615,000  VIRGINIA ELECTRIC & POWER COMPANY                                        5.10          11/30/2012          2,727,280
   1,250,000  VIRGINIA ELECTRIC & POWER COMPANY<<                                      6.35          11/30/2037          1,294,078

                                                                                                                        48,730,959
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.45%
   3,120,000  DUKE ENERGY CAROLINAS LLC                                                6.00          01/15/2038          3,119,292
   3,165,000  VERIZON COMMUNICATIONS CORPORATION                                       5.50          02/15/2018          3,176,910
   1,900,000  VERIZON COMMUNICATIONS CORPORATION                                       6.40          02/15/2038          1,899,654

                                                                                                                         8,195,856
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS: 0.30%
   5,525,000  KRAFT FOODS INCORPORATED                                                 6.13          02/01/2018          5,595,129
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES: 0.21%
   2,085,000  TARGET CORPORATION                                                       7.00          01/15/2038          2,184,544
   1,655,000  WAL-MART STORES INCORPORATED                                             6.50          08/15/2037          1,766,256

                                                                                                                         3,950,800
                                                                                                                   ---------------

HEALTH SERVICES: 0.18%
   3,395,000  COVENTRY HEALTH CARE INCORPORATED                                        5.95          03/15/2017          3,320,884
                                                                                                                   ---------------

HOLDING & OTHER INVESTMENT OFFICES: 0.40%
   7,050,000  ALLIED CAPITAL CORPORATION                                               6.63          07/15/2011          7,388,471
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.24%
   2,135,000  HEWLETT-PACKARD COMPANY                                                  4.50          03/01/2013          2,180,858
   2,135,000  HEWLETT-PACKARD COMPANY                                                  5.50          03/01/2018          2,207,953

                                                                                                                         4,388,811
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 0.18%
$  3,190,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            6.30%        03/15/2018    $     3,224,650
                                                                                                                   ---------------

INSURANCE CARRIERS: 0.84%
   1,375,000  ACE INA HOLDINGS INCORPORATED                                             5.70         02/15/2017          1,378,017
     645,000  ACE INA HOLDINGS INCORPORATED                                             6.70         05/15/2036            630,544
   2,085,000  AETNA INCORPORATED                                                        6.75         12/15/2037          2,049,501
   2,945,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                 4.70         10/01/2010          2,965,541
   2,630,000  LIBERTY MUTUAL GROUP++                                                    7.50         08/15/2036          2,551,802
     580,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              5.70         12/14/2036            502,412
   1,055,000  UNITEDHEALTH GROUP INCORPORATED<<                                         6.00         02/15/2018          1,069,901
   2,115,000  UNITEDHEALTH GROUP INCORPORATED<<                                         6.88         02/15/2038          2,094,908
   2,145,000  WELLPOINT INCORPORATED                                                    5.88         06/15/2017          2,176,171

                                                                                                                        15,418,797
                                                                                                                   ---------------

MOTION PICTURES: 0.09%
   1,560,000  THE WALT DISNEY COMPANY                                                   4.70         12/01/2012          1,617,544
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.23%
   2,878,000  AMERICAN GENERAL FINANCE CORPORATION                                      6.90         12/15/2017          2,892,367
   2,950,000  CAPITAL ONE BANK SERIES BKNT                                              4.88         05/15/2008          2,948,203
   4,880,000  CREDIT SUISSE NEW YORK                                                    6.00         02/15/2018          4,979,674
   1,607,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                          6.15         08/07/2037          1,606,902
   2,700,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                           5.25         10/19/2012          2,822,108
   3,974,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                        3.75         12/15/2009          4,051,119
   3,175,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                  6.00         10/01/2017          3,292,739

                                                                                                                        22,593,112
                                                                                                                   ---------------

OFFICE EQUIPMENT: 0.12%
   2,205,000  XEROX CORPORATION                                                         5.50         05/15/2012          2,260,151
                                                                                                                   ---------------

OIL & GAS EXTRACTION: 0.79%
   3,605,000  DEVON FINANCING CORPORATION                                               6.88         09/30/2011          3,966,524
   1,110,000  EL PASO NATURAL GAS COMPANY                                               5.95         04/15/2017          1,111,462
   1,275,000  PEMEX PROJECT FUNDING MASTER TRUST++                                      6.63         06/15/2035          1,333,457
   1,080,000  PEMEX PROJECT FUNDING MASTER TRUST                                        6.63         06/15/2035          1,129,517
     865,000  SOUTHERN NATURAL GAS COMPANY++                                            5.90         04/01/2017            863,153
   2,730,000  WEATHERFORD INTERNATIONAL INCORPORATED                                    5.95         06/15/2012          2,900,808
   3,015,000  WEATHERFORD INTERNATIONAL INCORPORATED                                    6.35         06/15/2017          3,187,750

                                                                                                                        14,492,671
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.18%
   1,095,000  MARATHON OIL CORPORATION                                                  6.00         10/01/2017          1,128,693
   2,133,000  MARATHON OIL CORPORATION                                                  6.60         10/01/2037          2,143,929

                                                                                                                         3,272,622
                                                                                                                   ---------------

PHARMACEUTICALS: 0.47%
   7,898,000  WYETH                                                                     6.95         03/15/2011          8,601,056
                                                                                                                   ---------------

PRIMARY METAL INDUSTRIES: 0.06%
     975,000  CORNING INCORPORATED                                                      7.25         08/15/2036          1,067,857
                                                                                                                   ---------------

RAILROAD TRANSPORTATION: 0.08%
   1,420,000  UNION PACIFIC CORPORATION                                                 5.70         08/15/2018          1,433,470
                                                                                                                   ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.78%
     540,000  DEVELOPERS DIVERS REALTY                                                  5.38         10/15/2012            506,124
   4,070,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                             5.65         12/15/2013          3,808,743

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$  1,865,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                     3.31%        05/24/2010    $     1,781,394
   3,515,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.75         06/15/2011          3,627,723
   1,605,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.65         06/01/2014          1,616,432
     930,000  PROLOGIS TRUST                                                            5.25         11/15/2010            941,699
   2,050,000  PROLOGIS TRUST                                                            5.50         04/01/2012          2,066,689

                                                                                                                        14,348,804
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.38%
   1,820,000  GOLDMAN SACHS CAPITAL I                                                   6.35         02/15/2034          1,613,179
   5,590,000  GOLDMAN SACHS CAPITAL II+/-                                               5.79         12/29/2049          4,176,904
   4,150,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.95         01/18/2018          4,192,907
   4,145,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.75         10/01/2037          3,869,876
   6,062,000  LAZARD GROUP LLC                                                          7.13         05/15/2015          6,206,009
   4,285,000  LAZARD GROUP LLC                                                          6.85         06/15/2017          4,243,924
   3,145,000  LEHMAN BROTHERS HOLDINGS INCORPORATION<<                                  6.75         12/28/2017          3,159,464
   4,739,000  LEHMAN BROTHERS HOLDINGS INCORPORATION SERIES MTN                         5.63         01/24/2013          4,743,246
   3,175,000  MERRILL LYNCH & COMPANY INCORPORATED                                      5.45         02/05/2013          3,197,816
   2,574,000  MORGAN STANLEY                                                            5.30         03/01/2013          2,654,448
   1,330,000  MORGAN STANLEY                                                            5.38         10/15/2015          1,304,225
   4,220,000  MORGAN STANLEY SERIES MTN                                                 5.95         12/28/2017          4,199,579

                                                                                                                        43,561,577
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT: 0.87%
   8,150,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50         11/15/2013          8,800,949
   1,010,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50         01/18/2031          1,229,270
   5,855,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-<<                    5.46         03/13/2009          5,801,339
     120,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                         5.75         09/08/2011            124,689

                                                                                                                        15,956,247
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $300,573,376)                                                                      302,808,280
                                                                                                                   ---------------

FOREIGN CORPORATE BONDS@: 3.17%
   1,285,000  AMERICA MOVIL SA DE CV                                                    6.13         11/15/2037          1,188,444
   2,456,000  AMERICA MOVIL SA DE CV                                                    6.38         03/01/2035          2,374,471
   2,705,000  ASTRAZENECA PLC                                                           5.40         09/15/2012          2,891,337
   3,145,000  DELHAIZE GROUP                                                            6.50         06/15/2017          3,214,879
   3,185,000  DIAGEO CAPITAL PLC                                                        5.20         01/30/2013          3,304,495
   1,040,000  DIAGEO CAPITAL PLC                                                        5.75         10/23/2017          1,070,457
   3,130,000  FRANCE TELECOM SA                                                         7.75         03/01/2011          3,430,574
   1,025,000  FRANCE TELECOM SA                                                         8.50         03/01/2031          1,305,670
   2,120,000  HSBC HOLDINGS PLC                                                         6.50         09/15/2037          1,980,886
   1,075,000  HUSKY ENERGY INCORPORATED                                                 6.80         09/15/2037          1,102,615
   1,676,000  HUSKY OIL COMPANY                                                         7.55         11/15/2016          1,923,220
   3,580,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                 7.45         11/24/2033          3,739,188
   5,205,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                   6.13         10/06/2016          5,310,662
   2,645,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                    6.33         09/30/2027          2,482,994
     925,000  ROGERS CABLE INCORPORATED                                                 5.50         03/15/2014            918,906
   3,635,000  ROGERS WIRELESS INCORPORATED                                              6.38         03/01/2014          3,780,385
   4,810,000  TELEFONICA EMISIONES SAU                                                  5.98         06/20/2011          5,026,950
   2,110,000  TRANSCANADA PIPELINES LIMITED                                             6.20         10/15/2037          2,042,953
   4,270,000  TRANSOCEAN INCORPORATED                                                   6.00         03/15/2018          4,459,575
   3,485,000  TYCO INTERNATIONAL GROUP SA                                               6.38         10/15/2011          3,668,332
     723,000  TYCO INTERNATIONAL GROUP SA                                               6.88         01/15/2029            693,980
   2,197,000  WESTFIELD GROUP++                                                         5.40         10/01/2012          2,160,141

TOTAL FOREIGN CORPORATE BONDS (COST $57,859,911)                                                                        58,071,114
                                                                                                                   ---------------

FOREIGN GOVERNMENT BONDS: 1.89%
   5,000,000  EMIRATE OF ABU DHABI++                                                    5.50         08/02/2012          5,396,155

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (continued)
$  5,875,000  EXPORT-IMPORT BANK OF KOREA EIBKOR                                        5.50%        10/17/2012    $     6,089,396
   1,328,000  ITALY GOVERNMENT INTERNATIONAL BOND                                       5.38         06/15/2033          1,367,766
   2,090,000  MEXICO GOVERNMENT INTERNATIONAL BOND                                      6.05         01/11/2040          2,063,875
   5,855,000  PETROBRAS INTERNATIONAL FINANCE COMPANY<<                                 5.88         03/01/2018          5,783,270
   4,845,000  QUEBEC PROVINCE<<                                                         5.13         11/14/2016          5,223,118
   5,165,000  REPUBLIC OF BRAZIL<<                                                      6.00         01/17/2017          5,294,125
   1,698,000  UNITED MEXICAN STATES                                                     5.63         01/15/2017          1,768,467
   1,505,000  UNITED MEXICAN STATES SERIES MTNA                                         5.88         01/15/2014          1,609,598

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $33,366,032)                                                                      34,595,770
                                                                                                                   ---------------

US TREASURY SECURITIES: 7.69%

US TREASURY BONDS: 2.77%
   1,434,000  US TREASURY BOND<<                                                        8.88         02/15/2019          2,082,212
   2,950,000  US TREASURY BOND<<                                                        7.13         02/15/2023          3,905,063
     403,000  US TREASURY BOND<<                                                        6.25         08/15/2023            495,407
   2,895,000  US TREASURY BOND<<                                                        6.25         05/15/2030          3,655,841
     776,000  US TREASURY BOND<<                                                        5.38         02/15/2031            884,094
  23,833,000  US TREASURY BOND<<                                                        4.50         02/15/2036         24,136,489
  12,780,000  US TREASURY BOND<<                                                        4.75         02/15/2037         13,468,919
   2,103,000  US TREASURY BOND<<                                                        5.00         05/15/2037          2,305,250

                                                                                                                        50,933,275
                                                                                                                   ---------------

US TREASURY NOTES: 4.92%
     685,000  US TREASURY NOTE                                                          4.63         07/31/2009            714,326
     123,000  US TREASURY NOTE<<                                                        4.00         08/31/2009            127,401
     398,000  US TREASURY NOTE<<                                                        3.63         10/31/2009            411,028
     770,000  US TREASURY NOTE<<                                                        4.50         05/15/2010            817,764
      20,000  US TREASURY NOTE<<                                                        4.63         10/31/2011             21,767
   2,350,000  US TREASURY NOTE<<                                                        3.38         11/30/2012          2,444,000
   2,213,000  US TREASURY NOTE                                                          2.88         01/31/2013          2,251,900
      53,000  US TREASURY NOTE                                                          3.63         05/15/2013             55,720
   2,800,000  US TREASURY NOTE<<                                                        4.75         08/15/2017          3,069,500
  43,978,000  US TREASURY NOTE<<                                                        4.25         11/15/2017         46,489,540
  29,459,000  US TREASURY NOTE<<                                                        3.50         02/15/2018         29,385,315
  10,967,000  US TREASURY NOTE<<^                                                       4.70         11/15/2027          4,391,636

                                                                                                                        90,179,897
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $139,501,946)                                                                       141,113,172
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING: 27.01%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.05%
     668,480  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  668,480
  10,320,708  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 10,320,708
   8,256,566  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     8,256,566

                                                                                                                        19,245,754
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 25.96%
   1,403,616  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008          1,401,545
   3,302,627  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008          3,296,822
   4,128,283  APRECO LLC                                                                3.20         03/10/2008          4,124,981
   1,940,293  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008          1,937,269
   6,192,425  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008          6,183,398

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 24,769,699  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $24,776,366)                                              3.23%        03/03/2008    $    24,769,699
  10,320,708  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008         10,312,854
   6,192,425  BNP PARIBAS+/-                                                            3.14         08/07/2008          6,184,263
  10,320,708  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $10,323,434)                                              3.17         03/03/2008         10,320,708
  14,448,991  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $14,452,856)                                              3.21         03/03/2008         14,448,991
   4,025,076  CAFCO LLC++                                                               3.32         03/11/2008          4,021,364
   2,064,142  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008          2,063,373
   5,863,607  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008          5,854,414
   9,288,637  CHARTA LLC++                                                              3.36         03/24/2008          9,268,757
   5,882,804  CHEYNE FINANCE LLC+/-++^^(A)(I)                                           5.12         02/25/2008          5,294,523
   1,279,768  CIESCO LLC                                                                3.16         03/24/2008          1,277,192
  24,769,699  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $24,776,366)                               3.23         03/03/2008         24,769,699
   5,160,354  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008          5,140,997
  24,769,699  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $24,776,366)                                              3.23         03/03/2008         24,769,699
   5,108,750  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008          5,102,755
  14,965,027  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008         14,949,800
   8,359,773  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008          8,352,343
  14,531,557  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008         14,526,067
   4,128,283  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008          4,123,742
   3,302,627  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008          3,302,627
  16,513,133  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008         16,505,725
  24,769,699  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $24,776,304)                          3.20         03/03/2008         24,769,699
   7,224,496  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008          7,224,496
  24,769,699  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $24,776,366)                                              3.23         03/03/2008         24,769,699
   5,676,389  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008          5,675,349
  24,769,699  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $24,776,304)                          3.20         03/03/2008         24,769,699
   5,160,354  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008          5,159,848
  14,201,294  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008         14,169,483
   3,096,212  MORGAN STANLEY+/-                                                         3.20         04/07/2008          3,096,212
   3,173,618  MORGAN STANLEY+/-                                                         3.25         10/15/2008          3,173,129
  15,481,062  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $15,485,203)                                              3.21         03/03/2008         15,481,062
   5,160,354  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008          5,138,340
   3,674,172  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008          3,677,685
   9,692,177  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008          9,678,915
   5,676,389  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008          5,666,563
   4,437,904  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008          4,435,920
   3,715,455  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008          3,711,686
   4,128,283  SLM CORPORATION+/-++                                                      3.16         05/12/2008          4,115,469
   8,256,566  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                               5.27         04/03/2008          7,361,555
   5,531,899  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008          5,530,879
   9,907,880  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008          9,893,128
  20,641,416  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008         20,641,416
   5,160,354  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008          5,156,618
  10,444,556  VERSAILLES CDS LLC                                                        3.60         03/13/2008         10,432,023
   5,160,354  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         5.11         05/02/2008          4,600,972
   5,160,354  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         3.61         08/07/2008          4,600,972
   8,256,566  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009          8,203,320
   2,683,384  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008          2,677,690

                                                                                                                       476,115,434
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $498,012,230)                                                            495,361,188
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 8.37%
 153,433,490  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   153,433,490
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $153,433,490)                                                                       153,433,490
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,685,797,128)*                                          147.71%                                            $ 2,708,736,898

OTHER ASSETS AND LIABILITIES, NET                               (47.71)                                               (874,923,035)
                                                                ------                                             ---------------

TOTAL NET ASSETS                                                100.00%                                            $ 1,833,813,863
                                                                ------                                             ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $153,433,490.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

SCHEDULE OF SECURITIES SOLD SHORT: (2.02%)

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (2.02%)
  (1,422,000) FNMA TBA%%                                                                6.50         03/01/2038         (1,473,548)
    (640,000) FNMA TBA%%                                                                5.50         03/01/2034           (643,600)
 (28,606,000) FNMA TBA%%                                                                4.50         03/01/2022        (28,614,925)
  (5,424,000) FNMA TBA%%                                                                7.00         03/01/2038         (5,707,068)
    (640,000) FNMA TBA%%                                                                4.50         04/01/2023           (639,000)

                                                                                                                       (37,078,141)
                                                                                                                   ---------------

TOTAL SHORT SALES (PREMIUM RECEIVED $(37,012,798))                                                                     (37,078,141)
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

INCOME PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION




I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: April 17, 2008


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: April 17, 2008

/s/ Stephen W. Leonhardt



Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                              Wells Fargo Master Trust


                                              By:
                                                  /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President




                                              Date:  April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                              Wells Fargo Master Trust



                                              By:
                                                  /s/ Karla M. Rabusch


                                                  Karla M. Rabusch
                                                  President

                                                  Date: April 17, 2008

                                              By:

                                                  /s/ Stephen W. Leonhardt


                                                  Stephen W. Leonhardt
                                                  Treasurer

                                              Date: April 17, 2008